JUNE 30, 1999


                                     [LOGO]

                                BT Mutual Funds



Small Cap Index Fund
Institutional Class Shares
Semi-Annual Report



Trust: BT Advisor Funds

Investment Advisor: Bankers Trust Company

--------------------------------------------------------------------------------
Small Cap Index Fund

Table of Contents
--------------------------------------------------------------------------------



Letter to Shareholders ....................................................    3
Small Cap Index Fund
  Statement of Assets and Liabilities .....................................    5
  Statement of Operations .................................................    5
  Statements of Changes in Net Assets .....................................    6
  Financial Highlights ....................................................    7
  Notes to Financial Statements ...........................................    8

Small Cap Index Portfolio
  Statement of Net Assets .................................................   10
  Statement of Operations .................................................   26
  Statements of Changes in Net Assets .....................................   26
  Financial Highlights ....................................................   27
  Notes to Financial Statements ...........................................   28



                            ------------------------
The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.
                            ------------------------

--------------------------------------------------------------------------------
Small Cap Index Fund

Letter to Shareholders
--------------------------------------------------------------------------------

We are pleased to present you with this semi-annual report for the Small Cap Index Fund (the "Fund"), providing a review of the markets, the Portfolio, and our outlook as well as a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY

As the global economy started to improve, the domestic stock market, including small caps, continued a volatile, but record-breaking run. The S&P 500 Index(1) advanced during the first six months of 1999, closing above the 1,300 mark late in the first quarter. The Dow Jones Industrial Average rose to new highs, passing the 10,000 milestone and then the 11,000 level within the first half of the year. And, for the first time in seven quarters, the Russell 2000 Index, representing small cap stocks, dramatically outperformed the S&P 500 Index in the second quarter of 1999.

Small cap stocks started 1999 underperforming large caps, as small cap technology stocks lagged their late 1998 performance. Investors took this opportunity to find value in value stocks. This shift in sentiment, along with higher oil prices, led particularly to stronger performance in energy related stocks. Small cap valuations relative to large cap stocks continued to be lower and thus more attractive.

As the second quarter began, there was sharply renewed strength in formerly out-of-favor small cap sectors, including cyclicals and value-oriented stocks. In fact, the Russell 2000 Index outperformed the S&P 500 Index by more than 2 to 1 for the second quarter, with a return of 15.55% versus 7.06%. Spurred on by positive corporate earnings surprises and a similar rotation into cyclicals amongst their larger cap brethren, small value stocks outperformed small growth stocks for the quarter.

Still, for the six months, growth stocks outperformed value stocks within the small capitalization sector. Top performing sectors for the semi-annual period included integrated oils, utilities, and technology. The weakest performing sectors included financial services, health care, and consumer staples. The annual Frank Russell Company rebalancing of the Russell 2000 Index contributed to a 60.60% turnover rate for the twelve months ended June 30, 1999. This turnover was slightly higher compared to the previous year.

--------------------------------------------------------------------------------
Ten Largest Stock Holdings
--------------------------------------------------------------------------------
Smithfield Foods                               Andrew Corp.
--------------------------------------------------------------------------------
Gemstar International Group                    Concentric Network Corp.
--------------------------------------------------------------------------------
Corporate Express                              Rayonier, Inc.
--------------------------------------------------------------------------------
AmeriSource Health Corp.                       Trinity Industries, Inc.
--------------------------------------------------------------------------------
Lam Research Corp.                             Tupperware Corp.
--------------------------------------------------------------------------------

MANAGER OUTLOOK

A fundamental reassessment of the global economic outlook was the big story for the financial markets during the first half of 1999. The nightmare scenarios of Armageddon, deflation and financial meltdown that prevailed late last year were replaced by signs of improving growth-particularly in Asia.

Within the U.S., the improvement globally has not been uniformly good news for financial markets. Indeed, with U.S. growth showing no signs of slowing and labor markets still extremely tight, the pick-up in the rest of the world raises the risks of inflation pressures here at home. To guard against those risks, the Federal Reserve Board raised the targeted Fed funds rate by 0.25% to 5% at their meeting on June 30th. Although the Fed declared a bias toward a neutral stance, we expect continued strong growth and some pick-up in inflation



 INVESTMENT REVIEW

-------------------------------------------------------------------------------------------------------------------
                                                       Cumulative Total Returns    Average Annual Total Returns
-------------------------------------------------------------------------------------------------------------------
                                                    Past 6      Past 1     Since         Past 1      Since
 Periods ended  June 30, 1999                       months       year    inception        year     inception
-------------------------------------------------------------------------------------------------------------------
 Small Cap Index Fund(2)
 Institutional Class Shares (inception 7/10/96)      8.26%       1.18%     41.99%         1.18%     12.53%
-------------------------------------------------------------------------------------------------------------------
 Russell 2000 Index(3)                               9.28%       1.50%     43.24%         1.50%     13.11%
-------------------------------------------------------------------------------------------------------------------
 Lipper Small Cap Average(4)                         8.56%       1.93%     48.59%         1.93%     14.23%
-------------------------------------------------------------------------------------------------------------------

---------------

(1) The S&P 500 is an index of common stocks in industry, transportation, and financial and public utility companies. This index is unmanaged, and investments cannot be made in an index.

(2) Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(3) The Russell 2000 Index is an unmanaged index that measures small capitalization equities. This index is unmanaged, and investments cannot be made in an index. Small cap stocks have historically experienced greater volatility than average.

(4) Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges. The Fund is not insured by the FDIC and is not a deposit, obligation of, or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.

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Small Cap Index Fund

Letter to Shareholders
--------------------------------------------------------------------------------

                    Diversification of Portfolio Investments

                                   [GRAPHIC]


In the printed version of the document, a pie chart appears which depicts the following plot points:

                          By Sector as of June 30, 1999
                      (percentages are based on net assets)

Capital Goods 8%

Utilities 6%

Health Care 8%

Retail Trade 5%

Consumer
Durables 9%

Transportation 3%

Metals 2%

Forest Products 1%

Chemicals 2%

Consumer
Non-Durables 27%

Finance and
Building  24%

Energy 3%

Business Equipment and Services 2%

to prompt a modest degree of additional Fed tightening and some further backup in Treasury yields going forward.

This backdrop might temper the equity markets' enthusiasm a bit, but a serious correction is, in our opinion, unlikely unless the economy really overheats, provoking aggressive Fed tightening and imperiling the economic expansion the U.S. has enjoyed for more than eight years. It is likely we will continue to see high volatility within the small cap equity sector, but small cap fundamentals and earnings growth remain strong and relative valuations attractive.

Of course, it is also important to reiterate that as an index fund, designed to replicate the broad diversification and returns of the Russell 2000 Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to closely track the performance of the small cap stock market.

As always, we appreciate your ongoing support of the Small Cap Index Fund and look forward to continuing to serve your investment needs for many years ahead.


                              Bankers Trust Company
                            Small Cap Index Portfolio
                                  June 30, 1999


--------------------------------------------------------------------------------

Performance Comparison
--------------------------------------------------------------------------------

Comparison of Change in Value of a $10,000 Investment in the Small Cap Index Fund Institutional Class and the Russell 2000 Index since July 31, 1996

                         Annualized Total Return for the
                           Period Ended June 30, 1999
                                  Institutional

                             Six Months    One Year
                              8.26%(3)      1.18%

                                 Since 7/10/96(1)
                                    12.53%(2)

(1) The Fund's inception date.

(2) Annualized.

(3) Unaudited.

Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


                                    [GRAPHIC]

In the printed version of the document, a line graph appears which depicts the following plot points:

Small Cap Index Fund Institutional Class-$14,199     Russell 2000 Index-$14,324

July-96        10000       10000

Dec-96         11523       11566

June-97        12750       12746

Dec-97         13465       13451

June-98        14034       14113

Dec-98         13115       13108

June-99        14199       14324

Past performance is not indicative of future performance. The Russell 2000 Index is unmanaged and investments may not be made in an index. The index return does not reflect expenses, which have been deducted from the Fund's return. Performance figures assume the reinvestment of dividends and capital gains distributions.

--------------------------------------------------------------------------------
Small Cap Index Fund

Statement of Assets and Liabilities  June 30, 1999  (unaudited)
--------------------------------------------------------------------------------


Assets
   Investment in Small Cap Index Portfolio, at Value ......................................................            $ 95,517,069
   Prepaid Expenses .......................................................................................                  25,713
   Due from Bankers Trust .................................................................................                   7,039
                                                                                                                       ------------
Total Assets ..............................................................................................              95,549,821
                                                                                                                       ------------
Liabilities
   Accrued Expenses .......................................................................................                  14,339
                                                                                                                       ------------
Net Assets ................................................................................................            $ 95,535,482
                                                                                                                       ============
Shares Outstanding ($0.001 par value per share, unlimited number of shares
   of beneficial interest authorized) .....................................................................               9,099,129
                                                                                                                       ------------
Net Asset Value, Offering and Redemption Price Per Share (net assets divided by
shares outstanding) .......................................................................................            $      10.50
                                                                                                                       ============
Composition of Net Assets
   Paid-in Capital ........................................................................................            $ 89,922,913
   Undistributed Net Investment Income ....................................................................               1,134,508
   Accumulated Net Realized Loss from Investment Transactions and Futures .................................              (3,456,990)
   Net Unrealized Appreciation on Investment and Futures Contracts ........................................               7,935,051
                                                                                                                       ------------
Net Assets ................................................................................................            $ 95,535,482
                                                                                                                       ============



--------------------------------------------------------------------------------

Statement of Operations  For the six months ended June 30, 1999  (unaudited)
--------------------------------------------------------------------------------


Investment Income
   Income Allocated from Small Cap Index Portfolio, net ......................................................          $ 1,271,673
                                                                                                                        -----------
Expenses
   Administration and Services Fees ..........................................................................              179,930
   Registration Fees .........................................................................................               12,222
   Professional Fees .........................................................................................               11,701
   Trustees Fees .............................................................................................                9,354
   Shareholder Reports .......................................................................................                  899
   Miscellaneous .............................................................................................                4,142
                                                                                                                        -----------
   Total Expenses ............................................................................................              218,248
   Less: Fees Waived by Bankers Trust ........................................................................              (81,083)
                                                                                                                        -----------
   Net Expenses ..............................................................................................              137,165
                                                                                                                        -----------
Net Investment Income ........................................................................................            1,134,508
                                                                                                                        -----------
Realized and Unrealized Gain (Loss) on Investment and Futures Contracts
   Net Realized Loss from Investment Transactions ............................................................           (3,635,901)
   Net Realized Gain from Futures Transactions ...............................................................              109,328
   Net Change in Unrealized Appreciation/Depreciation on Investment and Futures Contracts ....................            8,484,735
                                                                                                                        -----------
Net Realized and Unrealized Gain on Investment and Futures Contracts .........................................            4,958,162
                                                                                                                        -----------
Net Increase in Net Assets from Operations ...................................................................          $ 6,092,670
                                                                                                                        ===========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Small Cap Index Fund

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                For the            For the
                                                                                            six months ended      year ended
                                                                                            June 30, 1999(1)   December 31, 1998
                                                                                            ----------------   -----------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income ..............................................................      $   1,134,508       $     944,063
   Net Realized Gain (Loss) from Investment and Futures Transactions ..................         (3,526,573)          4,370,904
   Net Change in Unrealized Appreciation/Depreciation on Investment
     and Futures Contracts ............................................................          8,484,735          (8,975,850)
                                                                                             -------------       -------------
Net Increase (Decrease) in Net Assets from Operations .................................          6,092,670          (3,660,883)
                                                                                             -------------       -------------
Distributions to Shareholders
   Net Investment Income
      Institutional Class .............................................................               --              (946,125)
      Advisor Class(2) ................................................................               --                  --
   Net Realized Gain from Investment Transactions and Futures Contracts
      Institutional Class .............................................................               --            (9,811,005)
      Advisor Class(2) ................................................................               --                  --
                                                                                             -------------       -------------
Total Distributions ...................................................................               --           (10,757,130)
                                                                                             -------------       -------------
Capital Transactions in Shares of Beneficial Interest
   Net Increase (Decrease) Resulting from Institutional Class Shares ..................        (26,032,664)         91,620,392
   Net Increase (Decrease) Resulting from Advisor Class Shares(2) .....................               --            (1,372,520)
                                                                                             -------------       -------------
Net Increase (Decrease) from Capital Transactions in Shares of Beneficial Interest ....        (26,032,664)         90,247,872
                                                                                             -------------       -------------
Total Increase (Decrease) in Net Assets ...............................................        (19,939,994)         75,829,859
Net Assets
Beginning of Period ...................................................................        115,475,476          39,645,617
                                                                                             -------------       -------------
End of Period (including undistributed net investment income of $1,134,508 and
   $-0- for the six months ended June 30, 1999 and the year ended
   December 31, 1998, respectively) ...................................................      $  95,535,482       $ 115,475,476
                                                                                             =============       =============

-----------
(1) Unaudited.

(2) Effective July 14, 1998, the Fund's Advisor Class was closed and all Advisor Class shareholders were exchanged into the Fund's Institutional Class based on a 1 to 1.0481 exchange ratio.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Small Cap Index Fund

Financial Highlights
--------------------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated for the Small Cap Index Fund.


                                                     Institutional Class Shares                          Advisor Shares
                                           -----------------------------------------------       --------------------------------
                                                                                                                        For the
                                                                                   For the        For the               period
                                             For the                               period         period     For the     ended
                                           six months        For the years         July 10,       Jan. 1       year     August 8,
                                              ended          ended Dec. 31,      1996(2) to      1998 to      ended    1996(2) to
                                             June 30,    ---------------------     Dec. 31,      July 14,     Dec. 31    Dec. 31,
                                             1999(1)       1998          1997        1996         1998(3)      1997        1996
                                             -------     --------      -------      -------       ------      ------      ------
Per Share Operating Performance:
Net Asset Value, Beginning of Period ......  $  9.68     $  11.13      $ 10.90      $ 10.00       $11.69      $11.04      $10.00
                                             -------     --------      -------      -------       ------      ------      ------
Income from Investment Operations
   Net Investment Income ..................     0.12         0.06         0.23         0.04         0.06        0.08        0.02
   Net Realized and Unrealized Gain
   (Loss) on Investment and Futures
   Transactions ...........................     0.70        (0.41)        2.21         0.90         0.45        2.63        1.06
                                             -------     --------      -------      -------       ------      ------      ------
Total from Investment Operations ..........     0.82        (0.35)        2.44         0.94         0.51        2.71        1.08
Distributions to Shareholders
   Net Investment Income ..................     --          (0.08)       (0.21)       (0.04)        --         (0.06)      (0.04)
   Net Realized Gain from Investment
   Transactions and Futures Contracts .....     --          (1.02)       (2.00)       (0.00)(4)     --         (2.00)      (0.00)(4)
                                             -------     --------      -------      -------       ------      ------      ------
Total Distributions .......................     --          (1.10)       (2.21)       (0.04)        --         (2.06)      (0.04)
                                             -------     --------      -------      -------       ------      ------      ------
Net Asset Value, End of Period ............  $ 10.50     $   9.68      $ 11.13      $ 10.90       $12.20      $11.69      $11.04
                                             =======     ========      =======      =======       ======      ======      ======
Total Investment Return ...................     8.26%       (2.60)%      23.00%        9.47%        --         25.11%      10.87%
Supplemental Data and Ratios:
   Net Assets, End of Period
      (000s omitted) ......................  $95,535     $115,475      $38,312      $61,558         --        $1,334      $   77
   Ratios to Average Net Assets:
      Net Investment Income ...............     1.15%(5)     1.32%        1.35%        1.71%(5)     1.01%(5)    1.13%       1.61%(5)
      Expenses, Including Expenses of the
      Small Cap Index Portfolio ...........     0.25%(5)     0.25%        0.25%        0.25%(5)     0.45%(5)    0.45%       0.45%(5)
      Decrease Reflected in Above Expense
         Ratios Due to Expenses Reimbursed
         and/or Fees Waived by
         Bankers Trust ....................     0.21%(5)     0.32%        0.32%        0.62%(5)     0.36%       0.53%      22.69%(5)

------------
(1) Unaudited.

(2) The Fund's inception date.

(3) Class closed effective July 14, 1998. See Note 1 to Financial Statements.

(4) Less than $0.01.

(5) Annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Small Cap Index Fund

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Note 1--Organization and Significant Accounting Policies

A.  Organization

BT Advisor Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 24, 1995, as a business trust under the laws of the Commonwealth of Massachusetts. The Small Cap Index Fund (the "Fund") is one of the Funds offered to investors by the Trust.

The Fund began operations and began offering shares of beneficial interest on July 10, 1996. The Small Cap Index Institutional shares and the Small Cap Index Advisor shares began operations and began offering shares of beneficial interest on July 10, 1996 and August 8, 1996, respectively. Effective July 14, 1998, the Fund's Advisor Class was closed and all Advisor Class shareholders were exchanged into the Fund's Institutional Class based on a 1 to 1.0481 exchange ratio. As a result of the exchange, 101,877 shares of the Institutional Class representing $1,185,874 in net assets were issued at the net asset value of $11.64 per share. The Fund invests substantially all of its assets in the Small Cap Index Portfolio (the "Portfolio").

The Portfolio is an open-end management investment company registered under the Act. At June 30, 1999, the Fund's proportionate interest in the Portfolio's net assets was 75%.

The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B.  Valuation

Valuation of securities by the Portfolio is discussed in Note 1B of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

C.  Investment Income

The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D.  Distributions

It is the Fund's policy to declare and distribute dividends annually to shareholders from net investment income, if any. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, are made annually to the extent they exceed capital loss carryforwards.

E.  Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

F. Other

The Trust accounts separately for the assets, liabilities and operations of the Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses which are attributed to the Trust are allocated among all the Funds in the Trust. Investment transactions are accounted for on a trade date basis.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.20% of average daily net assets.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the fund, to the extent necessary, to limit all expenses to 0.15% of the average daily net assets of the Fund, excluding expenses of the Portfolio and 0.25% of the average daily net assets of the Fund, including expenses of the Portfolio.

For the period January 1, 1999 through April 30, 1999, a shareholder transaction fee of 0.25% was paid when investors bought, sold, or exchanged shares of the Fund. These transaction fees were paid directly to the Fund and were deducted automatically from the amount invested, exchanged, or redeemed (with the exception of reinvested dividends or capital gain distributions).

ICC Distributors, Inc., a member of the Forum Group of Companies, provides distribution services to the Fund.

The Portfolio in which the Fund invests is a participant with other affiliated entities in a revolving credit facility in the amount of $100,000,000, which expires April 29, 2000. A commitment fee of .10% per annum on the average daily amount of the available commitment is payable on a quarterly

--------------------------------------------------------------------------------
Small Cap Index Fund

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

basis and apportioned equally among all participants. Amounts borrowed under the credit facility will bear interest at a rate per annum equal to the Federal Funds Rate plus .50%. No amounts were drawn down or outstanding under the credit facility as of and for the six months ended June 30, 1999.

Bankers Trust Company is a wholly owned subsidiary of Bankers Trust Corporation. In November 1998 Bankers Trust Corporation ("BT Corp.") and Deutsche Bank AG ("Deutsche Bank") entered into an Agreement and Plan of Merger which was consummated on June 4, 1999. As a result of the transaction, BT Corp. became a wholly-owned subsidiary of Deutsche Bank.

Note 3--Shares of Beneficial Interest

At June 30, 1999, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:


                                                                    Institutional Class Shares(1)
                                                                    -----------------------------
                                                  For the Six Months                             For the Year Ended
                                                ended June 30, 1999(2)                            December 31, 1998
                                                ----------------------                           ------------------
                                              Shares                Amount                  Shares                Amount
                                           -----------          -------------             ----------          -------------
Sold ...................................    16,496,193          $ 163,642,945             13,664,319          $ 147,948,904
Reinvested .............................          --                     --                1,159,626             10,727,052
Redeemed ...............................   (19,330,204)          (189,675,609)            (6,435,515)           (68,241,415)
Exchanged ..............................          --                     --                  101,877              1,185,874
                                           -----------          -------------             ----------          -------------
Increase
  (Decrease) ...........................    (2,834,011)         $ (26,032,664)             8,490,307          $  91,620,415
                                           ===========          =============             ==========          =============


                                                               Advisor Class Shares(1)
                                                               -----------------------
                                               For the Six Months                  For the Year Ended
                                              ended June 30, 1999(2)                December 31, 1998
                                              ----------------------               ------------------
                                              Shares          Amount             Shares             Amount
                                           -----------       ---------         -----------        -----------
Sold ..................................             --              --              35,264        $   415,491
Reinvested ............................             --              --                --                 --
Redeemed ..............................             --              --             (52,185)          (602,137)
Exchanged .............................             --              --             (97,203)        (1,185,874)
                                           -----------       ---------         -----------        -----------
Increase
  (Decrease) ..........................             --              --            (114,124)       $(1,372,520)
                                           ===========       =========         ===========        ===========

------------
(1) On July 14, 1998 shareholders of the Advisor Class exchanged their shares into the Institutional Class and the Advisor Class ceased operations.

(2) Unaudited.
                                       9

--------------------------------------------------------------------------------
Small Cap Index Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------
  Shares                        Description                              Value
  ------                        -----------                              -----

               COMMON STOCK - 96.2%
   1,800       @entertainment, Inc.(1) ..........................       $ 33,750
   2,000       3DFX Interactive, Inc.(1) ........................         31,250
  19,400       7-Eleven(1) ......................................         43,045
   6,100       7th Level, Inc.(1) ...............................         27,831
   1,800       99 Cents Only Stores(1) ..........................         89,887
   3,650       AAR Corp. ........................................         82,809
   3,700       Aaron Rents, Inc.-- Class B ......................         82,325
   1,200       Aavid Thermal Technologies, Inc.(1) ..............         27,150
   1,300       Abacus Direct Corp.(1) ...........................        118,950
   2,200       ABM Industries, Inc. .............................         67,512
   3,100       Abovenet Communications(1) .......................        125,163
   1,500       Acceptance Insurance Companies, Inc.(1) ..........         22,594
   5,800       Acclaim Entertainment, Inc.(1) ...................         36,975
   1,400       Accredo Health(1) ................................         45,850
   2,900       Ackerley Communications ..........................         52,744
   2,100       ACT Networks, Inc.(1) ............................         35,831
   2,700       Actel Corp.(1) ...................................         39,825
   1,900       Action Performance Companies., Inc.(1) ...........         62,700
   3,400       Actv(1) ..........................................         47,175
   2,800       Acuson Corp.(1) ..................................         48,125
   2,900       ACX Technologies, Inc.(1) ........................         47,125
   3,000       Adaptive Broadband Corp.(1) ......................         65,625
   1,500       Adforce, Inc.(1) .................................         35,250
     800       Administaff, Inc.(1) .............................         12,800
   2,600       Adtran, Inc.(1) ..................................         94,575
   1,200       Advance Paradigm, Inc.(1) ........................         73,200
   2,800       Advanced Communications Group(1) .................         27,825
   1,900       Advanced Digital Information Corp.(1) ............         76,950
     900       Advanced Energy Industries(1) ....................         36,506
  10,600       Advanced Fibre Communications(1) .................        165,625
   2,600       Advanta Corp.-- Class A ..........................         46,962
     900       Advantage Learning Systems, Inc. .................         17,944
   4,800       Advantica Restaurant Group(1) ....................         16,500
     700       Advent Software, Inc.(1) .........................         46,900
   2,300       Advest Group, Inc. ...............................         45,856
   2,900       ADVO, Inc.(1) ....................................         60,175
   1,700       Aerial Communications, Inc.(1) ...................         22,950
   3,100       Affiliated Managers Group(1) .....................         93,581
   2,100       Affymetrix, Inc.(1) ..............................        103,687
   2,700       Aftermarket Technology Corp.(1) ..................         30,712
   6,400       AGCO Corp. .......................................         72,400
   7,600       AGL Resources, Inc. ..............................        140,125
   5,000       Agribiotech, , Inc.(1) ...........................         30,312
   1,400       Agribrands International(1) ......................         55,387
   1,000       AHL Services, Inc.(1) ............................         24,938
   5,600       Air Express International Corp. ..................        142,100
   5,600       Airborne Freight Corp. ...........................        155,050
  10,400       Airgas, Inc.(1) ..................................        127,400
   7,400       AirTran Holdings, Inc.(1) ........................         42,550
   1,000       Alabama National Bancorp .........................         25,000
   5,300       Alaris Medical, Inc.(1) ..........................         17,887
   4,100       Alaska Air Group, Inc.(1) ........................        171,175
   2,264       Albany International Corp.(1) ....................         46,978
   1,700       Albany Molecular Research(1) .....................         50,575
   3,320       Albemarle Corp. ..................................         76,775


  Shares                        Description                              Value
  ------                        -----------                              -----
   7,500       Alexander & Baldwin, Inc. ........................       $166,875
     600       Alexander's, Inc.(1) .............................         44,325
   1,400       Alexandria Real Estate Equity, Inc. ..............         43,750
   3,700       Alfa Corp. .......................................         74,000
   1,600       Algos Pharmaceuticals(1) .........................         35,300
   3,000       Alkermes, Inc.(1) ................................         69,375
   1,200       Allaire Corp.(1) .................................         81,900
     900       Alleghany Corp. ..................................        166,500
   5,700       Allen Telecommunications, Inc. ...................         61,275
   4,900       Alliance Semiconductor Corp. .....................         48,694
   2,147       Alliant Techsystems, Inc.(1) .....................        185,715
   6,200       Allied Capital Corp.(1) ..........................        148,800
   1,800       Alltrista Corp. ..................................         59,400
   1,400       Alpha Industries, Inc.(1) ........................         66,675
   3,300       Alpharma, Inc.(1) ................................        117,356
   2,000       Alpine Group, Inc.(1) ............................         32,125
   2,900       Alterra Healthcare Corp. .........................         39,875
   1,200       Amc Entertainment, Inc.(1) .......................         22,950
   3,150       AMCOL International Corp. ........................         45,281
   3,850       AMCORE Financial, Inc. ...........................         88,791
   1,200       AMERCO(1) ........................................         27,000
   5,500       America West Holdings Corp.(1) ...................        103,812
     900       American -- Classic Voyages Co.(1) ...............         21,600
   1,000       American Annuity Group, Inc.(1) ..................         24,250
   2,200       American Business Products, Inc. .................         33,550
   2,700       American Freightways Corp.(1) ....................         52,819
   3,100       American Health Properties, Inc. .................         62,387
   2,200       American Heritage Life Investment Corp. ..........         53,900
   2,400       American Italian Pasta Co.(1) ....................         72,900
   6,600       American Management Systems, Inc.(1) .............        211,612
   2,400       American Mobile Satellite Corp., Inc.(1) .........         39,300
      90       American Tower Corp.-- Class A1 ..................          2,160
   9,800       AmeriCredit Corp.(1) .............................        156,800
   2,000       Ameripath, Inc.(1) ...............................         17,250
  10,000       AmeriSource Health Corp. -- Class A ..............        255,000
   2,041       Amerus Life Holdings, Inc. -- Class A ............         55,107
   3,100       Ames Department Stores, Inc.(1) ..................        141,437
  10,100       AMF Bowling, Inc.(1) .............................         85,219
   9,200       Amkor Technology, Inc.(1) ........................         94,300
   1,900       Amli Residential Properties Trust ................         42,512
   8,800       Ampex Corp.-- Class A(1) .........................         45,650
   2,100       Amphenol Corp.-- Class A(1) ......................         83,475
   4,300       AMTEK, Inc.(1) ...................................         98,900
   1,500       Anacomp, Inc.(1) .................................         25,500
   1,500       Anadigics, Inc.(1) ...............................         55,500
     800       Analogic Corp. ...................................         24,875
   4,350       Analysts International Corp. .....................         62,531
   2,400       Anchor Bancorp Wisconsin, Inc. ...................         42,750
   1,000       Anchor Gaming(1) .................................         48,062
   2,600       Ancor Communication(1) ...........................         84,175
  12,400       Andrew Corp.(1) ..................................        234,825
   2,400       Anicom, Inc.(1) ..................................         25,200
   3,300       Anixter International, Inc.(1) ...................         60,225
   2,500       Ann Taylor Stores(1) .............................        112,500



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Small Cap Index Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------
  Shares                        Description                              Value
  ------                        -----------                              -----
   2,900       Answerthink Consulting Group(1) ..................       $ 73,225
   3,150       ANTEC Corp.(1) ...................................        100,997
   2,800       APAC Teleservices, Inc.(1) .......................          9,100
   3,400       Apex PC Solutions, Inc. ..........................         69,700
   3,700       Apogee Enterprises, Inc. .........................         49,719
   3,500       Applebee's International, Inc. ...................        105,437
   3,340       Applied Graphics Technologies, Inc.(1) ...........         42,167
   2,850       Applied Industrial Technology, Inc. ..............         54,150
   5,160       Applied Power, Inc. ..............................        140,932
   2,500       Appliedtheory Corp.(1) ...........................         31,875
   6,900       Apria Healthcare Group, Inc.(1) ..................        117,300
   4,100       Aptargroup, Inc. .................................        123,000
  12,400       Aqua Alliance(1) .................................         12,400
   1,500       Aquarion Co. .....................................         52,125
   5,200       Arcadia Financial Ltd.(1) ........................         40,300
   1,700       Arch Chemicals ...................................         41,331
   2,300       Arch Coal, Inc. ..................................         31,912
   2,800       Arctic Cat, Inc. .................................         25,025
   2,800       Ardent Software(1) ...............................         59,500
   1,300       Area Bancshares Corp. ............................         35,262
   2,300       Argonaut Group, Inc. .............................         55,200
   4,800       Argosy Gaming Corp.(1) ...........................         42,300
   2,300       Arguss Holdings1 .................................         43,556
   3,200       ARM Financial Group, Inc. -- Class A .............         27,200
  13,700       Armco, Inc.(1) ...................................         90,762
   4,500       Arnold Industries, Inc. ..........................         69,469
   1,800       Arrow International, Inc. ........................         46,575
   5,461       Artesyn Technologies, Inc.(1) ....................        121,166
   3,200       Arvin Industries, Inc. ...........................        121,200
   4,900       Asarco, Inc. .....................................         92,181
   5,600       Ascent Entertainment(1) ..........................         79,100
   3,200       Ashton Technology Group(1) .......................         40,000
   3,100       Aspect Development, Inc.(1) ......................         57,350
   8,300       Aspect Telecommunications(1) .....................         80,925
   3,300       Aspen Technologies, Inc.(1) ......................         38,775
   3,000       Assisted Living Concepts, Inc.(1) ................          8,437
   2,300       Associated Estates Realty Corp. ..................         27,169
   2,600       Astec Industries, Inc. ...........................        105,950
   1,700       Atlantic Coast Airlines, Inc.(1) .................         32,300
   1,850       Atlas Air, Inc. ..................................         59,662
   1,700       ATMI, Inc.(1) ....................................         50,575
   4,100       Atmos Energy Corp. ...............................        102,500
   1,400       Atwood Oceanics, Inc.(1) .........................         43,750
   1,500       Auspex Systems, Inc.(1) ..........................         16,313
   2,500       Authentic Fitness Corp. ..........................         43,750
   1,900       Autobytel.com(1) .................................         39,663
   3,500       Avado Brands, Inc. ...............................         29,312
   4,500       Avant! Corp.(1) ..................................         56,812
   3,800       Aviall, Inc.(1) ..................................         71,487
   1,200       Aviation Sales Co.(1) ............................         47,400
   3,000       Avid Technology, Inc.(1) .........................         48,375
   1,700       Aviron(1) ........................................         48,875
   3,700       Avis Rent A Car, Inc.(1) .........................        107,762
   5,400       Avista Corp. .....................................         87,750
   1,200       Avondale Industries, Inc.(1) .....................         46,800


  Shares                        Description                              Value
  ------                        -----------                              -----
   2,200       AVT Corp.(1) .....................................       $ 83,325
   1,800       Aware, Inc./Mass(1) ..............................         83,025
   4,640       AXENT Technologies(1) ............................         51,620
   5,700       Aztar Corp.(1) ...................................         52,369
   1,280       Baan Co.(1) ......................................         20,320
     600       Bacou USA(1) .....................................         10,237
   4,400       Baldor Electric Co. ..............................         87,450
   1,600       Baldwin & Lyons, Inc.-- Class B ..................         37,900
   5,500       Ballard Medical Products .........................        128,219
   3,100       Bally Total Fitness Holdings(1) ..................         87,962
     900       Bancfirst Ohio Corp. .............................         22,162
   5,900       BancorpSouth, Inc. ...............................        106,937
   2,600       BancTec, Inc(1) ..................................         46,637
   2,900       Bancwest Corp. ...................................        107,662
   2,900       Bandag, Inc. .....................................        100,594
   3,090       Bank North Group, Inc. ...........................        101,970
   1,475       Bank of Granite Corp. ............................         36,322
       1       BankAtlantic Bancorp, Inc. -- Class A ............              7
   4,900       BankAtlantic Bancorp, Inc. -- Class B ............         39,812
       1       BankBoston Corp. .................................             51
   3,800       Banks United Corp.-- Class A .....................        152,713
   3,800       Banta Corp. ......................................         79,800
   3,900       Banyan System, Inc.(1) ...........................         42,656
   1,900       Barnes Group, Inc. ...............................         41,325
   2,100       Barnesandnoble.com(1) ............................         37,800
   1,150       Barr Labs, Inc.(1) ...............................         45,856
   1,400       Barra, Inc.(1) ...................................         35,350
   4,400       Barrett Resources Corp.(1) .......................        168,850
   1,700       Bassett Furniture Industries, Inc. ...............         38,887
  16,900       Battle Mountain Gold Co. -- Class A ..............         41,194
   2,600       Bay View Capital Corp. ...........................         53,300
   3,200       BE Aerospace, Inc.(1) ............................         59,800
   1,300       Bebe Stores(1) ...................................         44,200
   3,000       Bedford Property Investors, Inc. .................         53,625
   1,300       Belco Oil & Gas Corp.(1) .........................          9,019
   3,200       Belden, Inc. .....................................         76,600
   1,900       Bell & Howell Co.(1) .............................         71,844
   1,400       Benchmark Electronics, Inc.(1) ...................         50,312
   2,400       Beringer Wine Estates-- Class B1 .................        100,275
   2,750       Berkley (W.R.) Corp. .............................         68,750
   2,900       Berkshire Realty Co., Inc. .......................         33,531
   2,200       Berlitz International, Inc.(1) ...................         40,425
   2,400       Berry Petroleum Co.-- Class A ....................         33,450
  17,558       Bethlehem Steel(1) ...............................        134,977
   9,800       Beverly Enterprises, Inc.(1) .....................         79,013
   1,800       Beyond.com(1) ....................................         51,638
   2,300       Big Flower Press Holdings, Inc.(1) ...............         73,312
   6,900       Billing Information Concepts Corp.(1) ............         77,194
   4,566       Bindley Western Industries, Inc. .................        105,303
   1,900       Biomatrix, Inc.(1) ...............................         41,087
   1,200       Bio-Rad Laboratories, Inc. -- Class A(1) .........         31,350
   7,000       Biotechnology General Corp.(1) ...................         45,500


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Small Cap Index Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------
  Shares                        Description                              Value
  ------                        -----------                              -----
   2,300       Black Box Corp.(1) ...............................       $115,287
   2,850       Black Hills Corp. ................................         65,906
   2,700       Block Drug Co., Inc.-- Class A ...................        112,556
   4,700       Blount International, Inc. .......................        127,781
   5,200       BMC Industries, Inc. .............................         53,625
   5,500       Bob Evans Farms, Inc. ............................        109,312
   1,800       Boise Cascade Office Products Corp.(1) ...........         21,150
   1,438       BOK Financial Corp. ..............................         36,309
   8,900       Borders Group, Inc.(1) ...........................        140,731
      96       Borg Warner Automotive, Inc. .....................          5,280
   1,800       Borg-Warner Security Corp.(1) ....................         36,562
   1,400       Bottomline Technologies(1) .......................         74,200
   4,900       Bowne & Co., Inc. ................................         63,700
   4,800       Boyd Gaming Corp.(1) .............................         33,600
   9,200       Boyds Collection Ltd.(1) .........................        159,275
   2,300       Boykin Lodging Co. ...............................         35,362
   3,200       Bradley Real Estate, Inc. ........................         66,400
   3,900       Brady (W. H.) Co.-- Class A ......................        126,750
   6,500       Brandywine Realty Trust ..........................        128,781
   7,600       BRE Properties, Inc.-- Class A ...................        197,125
   1,782       Brenton Banks, Inc. ..............................         27,621
   7,200       Brightpoint, Inc.(1) .............................         43,650
   2,000       Brio Technology(1) ...............................         40,000
   2,700       Britesmile(1) ....................................         30,375
   2,600       Broadvision, Inc.(1) .............................        191,750
   1,800       Brookline Bancorp ................................         20,812
   1,400       Brown & Brown, Inc. ..............................         53,200
   3,600       Brown (Tom), Inc.(1) .............................         56,025
   3,800       Brown Shoe Co., Inc. .............................         82,650
   2,100       Brush Wellman, Inc. ..............................         38,062
   1,100       BSB Bancorp, Inc. ................................         29,700
   1,700       BT Financial Corp. ...............................         41,703
   3,100       Buckeye Technologies, Inc.(1) ....................         47,081
     900       Buckle, Inc.(1) ..................................         25,875
   4,700       Budget Group, Inc.-- Class A(1) ..................         57,869
   7,887       Buffets, Inc.(1) .................................         90,700
   5,026       Building One Services Corp.(1) ...................         69,736
   2,720       Burlington Coat Factory Warehouse(1) .............         52,530
   7,500       Burlington Industries, Inc.(1) ...................         67,969
   4,300       Burnham Pacific Properties, Inc. .................         52,944
   3,925       Burr-Brown Corp.(1) ..............................        143,753
     800       Bush Boake Allen(1) ..............................         23,400
   1,300       Bush Industries, Inc.-- Class A ..................         21,612
     700       Butler Manufacturing Co. .........................         19,556
   1,700       C & D Technologies, Inc. .........................         52,062
   5,400       C.H. Robinson Worldwide, Inc. ....................        198,450
   3,750       Cable Design Technologies(1) .....................         57,891
   2,400       Cabot Industrial Trust ...........................         51,000
   3,000       Cabot Oil & Gas Corp. -- Class A .................         55,875
   2,700       Caci International, Inc. -- Class A(1) ...........         60,750
   4,500       Cadiz Land Co., Inc.(1) ..........................         42,469
   2,400       Cais Internet(1) .................................         44,100
     700       Cal Dive International, Inc.(1) ..................         20,912
   4,600       Calgon Carbon Corp. ..............................         27,312


  Shares                        Description                              Value
  ------                        -----------                              -----
   1,500      California Water Service Co. .......................      $ 39,187
  11,800      Callaway Golf Co. ..................................       172,575
   3,100      Cambrex Corp. ......................................        81,375
   5,500      Cambridge Technology Partners(1) ...................        96,594
   5,958      Camden Property Trust ..............................       165,334
   2,800      Canandaigua Brands, Inc. -- Class A(1) .............       146,825
   5,300      Capital Automotive REIT ............................        70,225
     800      Capital City Bank Group, Inc. ......................        20,000
   2,900      Capital Re Corp. ...................................        46,581
   9,900      Capitol Federal Financial(1) .......................       103,331
   4,400      Caprock Communications Corp.(1) ....................       178,200
   8,100      Capstead Mortgage Corp. ............................        44,044
   3,300      Caraustar Industries, Inc. .........................        81,469
     400      Carbo Ceramics, Inc. ...............................        12,175
   1,300      CareMatrix Corp.(1) ................................        16,169
   1,100      Carmike Cinemas, Inc.-- Class A(1) .................        17,531
   2,900      Carolina First Co. .................................        70,687
   2,500      Carpenter Technology Corp. .........................        71,406
   1,200      Carriage Services-- Class A(1) .....................        22,500
   2,900      Carter-Wallace, Inc. ...............................        52,744
   1,200      Casella Waste Systems, Inc.(1) .....................        31,200
   7,100      Casey's General Stores, Inc. .......................       106,500
   5,169      Cash America International, Inc. ...................        66,551
   1,500      Castle (A. M.) & Co. ...............................        25,500
   1,700      Castle and Cooke, Inc.(1) ..........................        29,962
   6,300      Catalytica, Inc.(1) ................................        88,200
   1,800      Catapult Communications Corp.(1) ...................        33,975
   1,300      Cathay Bancorp, Inc. ...............................        55,250
   2,500      Cato Corp.-- Class A ...............................        29,062
   2,800      CB Richard Ellis Services(1) .......................        69,650
   3,000      CBL & Associates Properties, Inc. ..................        79,125
   6,400      CBRL Group .........................................       110,800
   3,200      CCC Information Services Group(1) ..................        41,200
   5,800      C-Cube Microsystems, Inc.(1) .......................       183,787
   1,800      CD Radio, Inc.(1) ..................................        54,844
   1,500      CDI Corp.(1) .......................................        51,094
   2,807      CDNOW(1) ...........................................        49,473
   2,400      CEC Entertainment, Inc.(1) .........................       101,400
   4,800      Cellnet Data Systems(1) ............................        43,200
   4,500      CellStar Corp.(1) ..................................        35,437
   1,700      Cellular Communications of Puerto Rico(1) ..........        48,450
   2,700      CenterPoint Properties Corp. .......................        98,887
   3,400      Centertrust Retail Properties ......................        39,950
   1,200      Centex Construction Products .......................        40,950
   3,600      Central Garden & Pet Co.(1) ........................        36,900
   3,000      Central Hudson Gas & Electric Corp. ................       126,000
   2,100      Central Parking Services ...........................        71,925
   9,100      Century Business Services(1) .......................       131,950
   1,300      Century South Banks, Inc. ..........................        29,250
   3,600      Cephalon, Inc.(1) ..................................        62,550
   3,400      Cerner Corp.(1) ....................................        71,294
   1,110      CFSB Bancorp, Inc. .................................        27,334
   1,700      CFW Communications .................................        41,225
   5,460      Champion Enterprises, Inc.(1) ......................       101,692

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Small Cap Index Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------
  Shares                        Description                              Value
  ------                        -----------                              -----
   1,300       Championship Auto Racing(1) ......................       $ 38,919
   2,000       Charles River Associates(1) ......................         50,125
  13,200       Charming Shoppes, Inc.(1) ........................         80,438
   2,050       Chart Industries, Inc. ...........................         16,144
   2,700       Charter Municipal Mortgage Acceptance ............         34,594
   2,800       Chateau Communities, Inc. ........................         83,825
   1,300       Chattem, Inc.(1) .................................         41,356
   3,900       Checkpoint Systems, Inc.(1) ......................         34,856
   3,150       Cheesecake Factory(1) ............................         96,075
   3,200       Chelsea GCA Realty, Inc. .........................        118,800
   1,200       Chemed Corp. .....................................         39,900
   2,500       ChemFirst, Inc. ..................................         60,781
   1,846       Chemical Financial Corp. .........................         64,264
   2,800       Chesapeake Corp. .................................        104,825
   9,680       Chesapeake Energy Corp.(1) .......................         28,435
   1,900       Chicago Title Corp. ..............................         67,806
   2,600       Children's Place Retail Stores, Inc.(1) ..........        105,300
   8,400       Chiquita Brands Internationa(1) ..................         75,600
   1,700       Chirex, Inc.(1) ..................................         54,612
   3,619       Chittenden Corp. .................................        113,094
   5,900       Choice Hotels Corp., Inc.(1) .....................        116,525
   1,900       Choicepoint, Inc.(1) .............................        127,537
   9,350       CHS Electronics, Inc.(1) .........................         40,906
   2,600       Church and Dwight Co, Inc. .......................        113,100
   1,000       Churchill Downs, Inc. ............................         34,500
   4,300       Ciber, Inc.(1) ...................................         82,238
   1,800       CILCORP, Inc. ....................................        112,500
   3,200       Circle International Group, Inc. .................         70,000
   8,800       Cirrus Logic, Inc.(1) ............................         78,100
       1       Cisco Systems, Inc. ..............................             64
   1,700       Citadel Communications Corp.(1) ..................         61,519
   1,400       Citation Corp.(1) ................................         22,487
   4,700       Citizens Banking Corp. ...........................        141,294
   1,500       City Holding Co. .................................         43,500
   5,500       CKE Restaurants, Inc. ............................         89,375
   3,200       Clarcor, Inc. ....................................         61,400
   3,100       Clarify, Inc.(1) .................................        127,875
   3,000       CLECO Corp. ......................................         91,125
   1,500       Cleveland-Cliffs, Inc. ...........................         48,562
   4,800       CMI Corp.-- Class A ..............................         43,800
   4,300       CMP Group, Inc. ..................................        112,606
   2,200       CNA Surety Corp. .................................         33,687
      20       CNB Bancshares, Inc. .............................          1,140
   3,200       Coach USA, Inc.(1) ...............................        134,200
   2,200       Coachmen Industries, Inc. ........................         51,150
     900       Coca-Cola Bottling Co. Consolidated ..............         50,400
   4,400       Cognex Corp.(1) ..................................        138,875
   3,200       Coherent, Inc.(1) ................................         59,600
   1,900       Cohu, Inc. .......................................         67,212
   2,700       Coinstar1 ........................................         77,456
   1,400       Coldwater Creek, Inc.(1) .........................         27,300
   8,000       Collins & Aikman .................................         61,000
   1,200       Colonial Gas Co. .................................         44,400
   3,500       Colonial Properties Trust ........................         98,875
   8,500       Coltec Industries(1) .............................        184,344


  Shares                        Description                              Value
  ------                        -----------                              -----
   3,100      Columbia Laboratories, Inc.(1) .....................      $ 26,544
   2,400      Columbia Sportswear Co.(1) .........................        36,900
   1,500      Columbus McKinnon Corp. ............................        36,000
   5,000      Comfort Systems USA, Inc.(1) .......................        90,000
   3,652      Commerce Bancorp, Inc. .............................       156,123
   3,400      Commerce Group, Inc. ...............................        82,875
      41      Commercial Federal Corp. ...........................           951
   3,300      Commercial Intertech Corp. .........................        52,594
   1,800      Commercial Metals Co. ..............................        51,300
   4,000      Commercial Net Lease Realty ........................        51,500
   4,100      Commnet Cellular(1) ................................       107,625
   1,800      Commonwealth Bancorp, Inc. .........................        32,287
   3,600      Commonwealth Energy Systems ........................       151,200
   1,500      Commonwealth Telephone Enterprises, Inc.(1) ........        60,656
   7,200      Commscope, Inc.(1) .................................       221,400
   6,400      Community First Bankshares, Inc. ...................       152,800
   1,485      Community Trust Bancorp, Inc. ......................        34,712
   2,100      Complete Business Solutions, Inc.(1) ...............        37,669
  10,900      Compucom Systems, Inc.(1) ..........................        44,962
  10,000      CompUSA, Inc.(1) ...................................        74,375
   4,150      Computer Horizons Corp.(1) .........................        57,322
   2,400      Computer Network Technology Corp.(1) ...............        51,900
   2,200      Computer Task Group, Inc. ..........................        37,400
   6,186      Concentra Managed Care, Inc.(1) ....................        91,630
   5,900      Concentric Network Corp. ...........................       234,525
   1,700      Concord Communications, Inc.(1) ....................        76,500
   8,500      Concurrent Computer Corp.(1) .......................        53,656
   2,000      CONMED Corp.(1) ....................................        61,250
   1,400      Conn Energy Corp. ..................................        53,987
   1,700      Conning Corp. ......................................        27,625
   4,400      Consolidated Freightways Corp.(1) ..................        56,513
   2,200      Consolidated Graphics, Inc.(1) .....................       110,000
   4,625      Consolidated Products, Inc.(1) .....................        83,250
   4,100      Contifinancial Corp.(1) ............................        14,606
   2,800      Cooper Cos., Inc. ..................................        69,825
   2,400      Copart, Inc. .......................................        51,000
   3,200      COR Therapeutics, Inc.(1) ..........................        47,200
   1,500      Corecomm Limited(1) ................................        72,375
   5,000      Corn Products International, Inc. ..................       152,187
   2,400      Cornell Corrections, Inc. Common(1) ................        39,450
   5,200      Cornerstone Realty Income Trust, Inc. ..............        55,900
  41,300      Corporate Express(1) ...............................       289,100
   1,800      CORT Business Services Corp.(1) ....................        43,087
   1,300      Corus Bankshares, Inc. .............................        41,356
   1,800      Cost Plus, Inc.(1) .................................        81,900
   4,400      Cotelligent Group, Inc.(1) .........................        34,375
   2,200      Coulter Pharmaceutical, Inc.(1) ....................        49,637
   3,400      Cousins Properties, Inc. ...........................       114,962
   7,700      Covance, Inc.(1) ...................................       184,319
   9,100      Coventry Health Care, Inc.(1) ......................        99,531
   1,300      CPI Corp. ..........................................        42,900
   4,650      Crawford & Co.-- Class B ...........................        75,562
   2,600      Creative Computers, Inc. ...........................        20,800
   3,200      Credence Systems Corp.(1) ..........................       118,800

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Small Cap Index Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------
  Shares                        Description                              Value
  ------                        -----------                              -----
   4,800     Credit Acceptance Corp.(1)............................     $ 28,800
   1,400     Cree Research, Inc.(1) ...............................      107,713
  10,500     Crompton & Knowles Corp. .............................      205,406
   7,575     Cross Timbers Oil Co. ................................      112,678
   3,100     Crown American Realty Trust ..........................       22,669
   2,500     CSK Auto Corp.(1) ....................................       67,500
     900     CSS Industries, Inc.(1) ..............................       25,312
     700     CT Communications ....................................       28,788
   1,600     CTC Communications Corp. -- Class(1) .................       31,200
   2,348     CTS Corp. ............................................      164,360
     650     Cubic Corp. ..........................................       16,006
   3,400     Cuno, Inc.(1) ........................................       65,025
   1,700     Customtracks Corp.(1) ................................       95,094
   3,200     Cybercash(1) .........................................       41,000
   3,500     Cyberonics, Inc.(1) ..................................       43,750
   3,600     Cymer, Inc.(1) .......................................       90,000
  12,800     Cypress Semiconductor Corp.(1) .......................      211,200
  13,100     Cyprus Amax Minerals Co. .............................      198,956
   6,500     Cytec Industries, Inc.(1) ............................      207,188
   3,100     Cytyc Corp.(1) .......................................       60,450
   6,800     D.R. Horton, Inc. ....................................      113,050
   1,600     Dain Rauscher Corp. ..................................       86,600
   3,900     Daisytek International Corp.(1) ......................       63,619
   3,800     Dallas Semiconductor Corp. ...........................      191,900
   5,600     Dal-Tile International, Inc.(1) ......................       63,700
   2,500     Dan River, Inc.-- Class A(1)..........................       18,437
   6,600     Data General Corp.(1) ................................       96,112
   1,500     Data Processing Resources Corp.(1) ...................       35,437
   2,100     Data Transmission Network Corp.(1) ...................       59,062
   2,700     Datascope Corp.(1) ...................................       86,737
   3,300     Datastream Systems, Inc.(1) ..........................       52,800
   1,700     Dave & Buster's, Inc.(1) .............................       49,300
   1,200     DBT Online, Inc.(1) ..................................       39,300
   5,200     Del Monte Foods Co.(1) ...............................       87,100
   2,800     Delco Remy International, Inc.(1) ....................       30,800
   2,020     Delphi Financial Group, Inc. -- Class A ..............       72,467
   4,400     Delta & Pine Land Co. ................................      138,600
   2,700     Deltic Timber Corp. ..................................       72,731
   2,400     Dendrite International(1) ............................       86,700
   2,400     Department 56, Inc.(1) ...............................       64,500
   2,500     Destia Communications(1) .............................       30,938
   1,100     Detroit Diesel Corp. .................................       27,087
  10,800     Developers Diversified Realty Corp. ..................      179,550
   3,100     Dexter Corp. .........................................      126,519
   1,500     Diagnostic Products Corp. ............................       41,437
   1,000     Diamond Technology Partners -- Class A, Inc.(1) ......       22,375
   8,300     Digital Microwave Corp.(1) ...........................      105,825
   4,000     DII Group, Inc.(1) ...................................      149,250
   1,700     Dime Community Bancorp, Inc.(1) ......................       39,525
   5,900     DIMON, Inc. ..........................................       30,606
   3,000     Dionex Corp.(1) ......................................      121,500
   2,500     Direct Focus, Inc.(1) ................................       52,188
   2,500     Discount Auto Parts, Inc.(1) .........................       60,312
   3,000     Documentum, Inc.(1) ..................................       39,187

  Shares                        Description                              Value
  ------                        -----------                              -----
   3,200       Dollar Thrifty Automotive Goup(1).................       $ 74,400
   5,300       Donaldson Co., Inc. ..............................        129,850
   4,000       Donna Karan Intl.(1) .............................         39,750
   4,300       Doral Financial Corp. ............................         74,175
   2,674       Downey Financial Corp. ...........................         58,661
   2,200       Dress Barn, Inc.(1) ..............................         35,200
   2,800       Dreyer's Grand Ice Cream, Inc. ...................         42,350
   5,700       DSP Communications, Inc.(1) ......................        164,587
   2,200       DSP Group, Inc.(1) ...............................         79,200
   3,000       Duane Reade, Inc.(1) .............................         91,875
     600       Duff & Phelps Credit Rating ......................         40,125
     600       Dupont Photomasks, Inc.(1) .......................         28,725
   1,200       Dura Automotive Systems, Inc.(1) .................         39,900
   6,100       Dura Pharmaceutical, Inc.(1) .....................         72,819
   1,400       DVI, Inc.(1) .....................................         23,975
   2,500       Dycom Industries, Inc. ...........................        140,000
   7,900       E. Spire Communications, Inc.(1) .................         83,444
   1,700       E. W. Blanch Holdings, Inc .......................        115,919
   3,800       E4l(1)............................................         27,550
     199       Eagle Geophysical, Inc.(1) .......................            150
   1,300       Eagle USA Airfreight, Inc.(1) ....................         55,169
   5,700       Earthgrains Co. ..................................        147,131
   3,500       Earthshell Container Common(1) ...................         24,500
   1,400       Earthweb(1) ......................................         52,150
   4,200       Eastern Enterprises ..............................        166,950
   2,700       Eastern Utilities Associates .....................         78,637
   2,200       Eastgroup Properties .............................         44,137
   4,000       Eaton Vance Corp. ................................        137,750
   3,700       Eclipse Surgical Technologies, Inc.(1) ...........         40,006
   2,800       Eclipsys Corp.(1) ................................         67,025
   3,500       Edify Corp.(1) ...................................         46,813
   3,700       Education Management Corp.(1) ....................         76,775
   5,633       EEX Corp.(1) .....................................         39,079
   5,000       EG & G, Inc. .....................................        178,125
   7,800       El Paso Electric Co.(1) ..........................         69,712
   1,650       Elcor Corp. ......................................         72,084
   2,400       Electric Lightwave(1) ............................         31,200
   2,000       Electro Rent Corp.(1) ............................         21,500
   2,200       Electro Scientific Industries, Inc.(1) ...........         91,919
   2,600       Electroglas, Inc.(1) .............................         52,000
   1,100       Elizabethtown Corp.(1) ...........................         50,325
   1,700       EMCORE Corp.(1) ..................................         34,213
   2,600       Emmis Broadcasting Corp. -- Class A(1)............        128,375
   2,300       Empire District Electric Co. .....................         59,944
   1,000       Emulex Corp.(1) ..................................        111,188
   3,500       Energen Corp. ....................................         65,187
   2,100       Enesco Group, Inc. ...............................         48,562
   2,200       Engineering Animation, Inc.(1) ...................         46,612
   3,600       Enhance Financial Services Group, Inc. ...........         71,100
   1,900       Entercom Communications Corp.(1) .................         81,225
   3,700       Entertainment Properties Trust ...................         65,212
   1,600       Entremed, Inc.(1) ................................         36,000
   1,200       Entrust Technologies(1) ..........................         39,900
   2,879       Enzo Biochem, Inc.(1) ............................         28,430
   3,800       Enzon, Inc.(1) ...................................         78,613


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Small Cap Index Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------
  Shares                        Description                              Value
  ------                        -----------                              -----
   4,500       Epicor Software Corporation(1)....................       $ 33,469
   5,600       Equitable Resources, Inc. ........................        211,400
   4,900       Equity Inns, Inc. ................................         45,325
   4,800       ESS Technology, Inc.(1) ..........................         64,500
   1,900       Essex Property Trust, Inc. .......................         67,212
   2,800       Esterline Technologies Corp.(1) ..................         40,250
   3,300       Etec Systems, Inc.(1) ............................        109,725
   4,700       Ethan Allen Interiors, Inc.(1) ...................        177,425
  13,800       Ethyl Corp.(1) ...................................         82,800
   2,000       Everen Capital Corp.(1) ..........................         59,625
   2,300       Exar Corp.(1) ....................................         56,925
   1,500       Excel Switching Corp.(1) .........................         44,906
   1,400       Executive Risk, Inc. .............................        119,087
   2,600       Exide Corp. ......................................         38,350
   9,500       Extended Stay America, Inc.(1) ...................        114,000
   1,215       F & M Bancorp./Maryland ..........................         40,778
   2,074       F & M Bancorp., Inc./Wisconsin ...................         78,293
   3,000       F & M National Corp. .............................         99,562
   2,307       F.N.B. Corp. .....................................         62,289
   1,500       F.Y.I., INC.(1) ..................................         47,062
     600       Factory 2-U Stores(1).............................         11,100
   1,200       Factset Research Systems, Inc. ...................         67,950
   1,300       Fair, Issac & Co., Inc. ..........................         45,581
   1,767       Fairchild Corp.-- Class A(1)......................         22,536
   7,100       Fairfield Communities, Inc.(1) ...................        114,487
   2,850       Family Golf Centers, Inc. ........................         21,909
     100       Farmer Brothers Co. ..............................         20,400
   1,300       Farmers Capital Bank Corp. .......................         46,150
   1,800       Fatbrain.com(1) ..................................         30,150
   3,600       FBL Financial Group, Inc. -- Class A .............         70,200
   8,700       Fedders USA, Inc. ................................         58,181
     700       Federal Agricultural Mortgage Corp.(1) ...........         48,037
   5,300       Federal Realty Investment Trust ..................        121,569
   6,200       Federal Signal Corp. .............................        131,362
       3       Felcor Suite Hotels, Inc.(1) .....................             62
   4,700       Ferro Corp. ......................................        129,250
   1,300       Fidelity Holdings(1) .............................         26,488
   3,540       Fidelity National Financial, Inc. ................         74,340
   4,300       FileNet Corp.(1) .................................         49,181
   1,250       Financial Federal Corp.(1) .......................         27,500
   8,600       Finet.com(1) .....................................         47,838
   2,300       Finish Line, Inc.-- Class A(1)....................         25,875
   6,900       First American Financial Corp. ...................        123,337
     600       First Charter Corp. ..............................         14,850
     800       First Citizens Bancshares -- Class A .............         64,600
   1,600       First Commerce Bancshares, Inc. ..................         38,100
   4,100       First Commonwealth Financial Corp. ...............         97,887
   2,100       First Consulting Group(1) ........................         22,312
   2,100       First Federal Capital Corp. ......................         30,975
   2,600       First Federal Financial ..........................         50,050
   5,753       First Financial Bancorp ..........................        130,162
   1,210       First Financial Bankshares, Inc. .................         38,417
     820       First Financial Corp.-- Indiana ..................         31,006



  Shares                        Description                              Value
  ------                        -----------                              -----
   1,800       First Financial Holdings, Inc. ...................       $ 33,750
   5,500       First Health Group Corp. .........................        118,594
   1,310       First Indiana Corp. ..............................         28,001
   5,100       First Industrial Realty Trust, Inc. ..............        139,931
   1,500       First Liberty Financial ..........................         47,062
   1,350       First Merchants Corp. ............................         32,062
   3,326       First Midwest Bancorp ............................        132,208
   2,900       First Republic Bank(1)............................         83,919
   4,100       First Sentinel Bancorp, Inc. .....................         36,387
   2,100       First Sierra Financial, Inc.(1) ..................         52,500
   1,510       First Source .....................................         48,320
   3,800       First United Bancshares ..........................         70,775
   1,530       First Washington Bancorp .........................         30,696
   1,450       First Western Bancorp ............................         48,575
   3,300       FirstBank Puerto Rico(1) .........................         74,456
   5,300       Fisher Scientific International ..................        118,256
   1,000       Flagstar Bancorp, Inc. ...........................         25,250
   3,500       Fleetwood Enterprises, Inc. ......................         92,531
   5,100       Fleming Companies, Inc. ..........................         59,287
   3,200       Florida East Coast Railway Co. ...................        141,600
   3,600       Florida Panthers Holdings, Inc. ..................         38,475
   2,500       Florida Rock Industries ..........................        113,750
   4,981       Flowserve Corp. ..................................         94,328
   1,700       Flycast Communications Corp.(1) ..................         32,513
   5,500       Foodmaker, Inc.(1) ...............................        156,062
   3,200       Footstar, Inc. ...................................        119,000
   2,500       Foremost Corp. of America ........................         55,000
   2,100       Forest City Enterprises -- Class A(1).............         58,800
   4,500       Forest Oil Corp.(1) ..............................         56,531
   1,200       Fossil, Inc.(1) ..................................         58,050
   7,300       Foster Wheeler Corp. .............................        103,112
   1,200       FPIC Insurance Group, Inc.(1) ....................         58,200
   3,000       Franchise Mortgage Acceptance Co.(1) .............         26,250
   6,600       Franklin Covey Co.(1) ............................         48,675
     600       Franklin Electric Co., Inc. ......................         39,000
   2,600       Friede Goldman International, Inc.(1) ............         36,075
   4,300       Friedman, Billings, Ramsey -- Class A(1)..........         51,062
   3,100       Fritz Companies, Inc.(1) .........................         33,325
   3,200       Frontier Airlines(1) .............................         51,600
   1,900       Frontier Financial Corp. .........................         46,550
   4,178       Frontier Insurance Group, Inc. ...................         64,237
   4,900       FSI International, Inc.(1) .......................         40,731
   1,800       Fuller (H.B.) Co. ................................        123,075
   5,500       Furniture Brands International, Inc.(1) ..........        153,313
   2,400       Furon Co. ........................................         45,600
   2,500       G & K Services, Inc. -- Class A ..................        130,937
   3,500       Gables Residential Trust .........................         84,437
   2,300       Gallagher (Arthur J.) & Co. ......................        113,850
   1,850       Gardner Denver Machinery, Inc.(1) ................         29,831
   7,200       Gaylord Container Corp.(1) .......................         57,150
   2,700       Gaylord Entertainment ............................         81,000
   1,800       GBC Bancorp ......................................         36,450
     800       GC Companies, Inc.(1) ............................         28,600
   2,700       Geltex Pharmaceutical, Inc.(1) ...................         48,600

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Small Cap Index Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------
  Shares                        Description                              Value
  ------                        -----------                              -----
   4,800       Gemstar International Group Ltd. .................       $313,200
   4,500       GenCorp., Inc. ...................................        113,625
     700       General Binding Corp. ............................         16,450
   5,400       General Cable Corp. ..............................         86,400
   3,600       General Cigar Holdings, Inc. -- Class A(1)........         28,125
   1,778       General Cigar Holdings, Inc. -- Class B(1)........         13,447
   5,000       General Communication(1) .........................         33,984
   7,400       General Nutrition Companies(1) ...................        172,513
   3,800       General Semiconductor, Inc.(1) ...................         34,675
   3,200       Genesco, Inc.(1) .................................         46,600
   1,200       Genesys Telecom Labs, Inc.(1) ....................         30,000
   1,600       Genlyte Group, Inc.(1) ...........................         35,900
   4,400       GenRad, Inc.(1) ..................................         91,575
   4,000       Gentek ...........................................         55,500
   3,100       Geon Co. .........................................         99,975
   4,100       Georgia Gulf Corp. ...............................         69,187
   2,700       Gerber Scientific, Inc. ..........................         59,569
   2,900       Getty Images, Inc.(1) ............................         54,737
   1,100       Getty Realty Corp. ...............................         15,812
   2,200       Giant Cement Holding, Inc.(1) ....................         50,325
     800       Gibraltar Steel Corp. ............................         19,800
   4,100       Gilead Sciences, Inc.(1) .........................        214,225
   3,300       Glatfelter (P.H.) Co. ............................         48,262
   8,400       Glenayre Technologies, Inc.(1) ...................         30,188
   4,200       Glenborough Realty Trust, Inc. ...................         73,500
   2,100       Gliatech, Inc.(1) ................................         53,550
   3,100       Glimcher Realty Trust ............................         50,375
  11,800       Global Industrial Technologies, Inc.(1) ..........        142,337
   6,800       Global Industries, Ltd.(1) .......................         87,125
     900       Globix Corp.(1) ..................................         39,769
   2,400       Go2net, Inc.(1) ..................................        220,500
   1,000       Golf Trust Of America, Inc. ......................         24,437
   4,100       Goodys Family Clothing(1) ........................         46,894
   1,900       Graco, Inc. ......................................         55,812
   3,550       Granite Construction, Inc. .......................        104,059
   3,300       Great Atlantic & Pacific Tea Co. .................        111,581
   2,200       Great Lakes REIT, Inc. ...........................         35,750
   1,900       Great Plains Software, Inc.(1) ...................         89,656
   2,400       Greater Bay Bancorp ..............................         79,800
   1,900       Greif Brothers Corp.-- Class A ...................         48,450
     200       Grey Advertising, Inc. ...........................         66,600
  22,300       Grey Wolf, Inc.(1) ...............................         55,750
   4,100       Griffon Corp.(1) .................................         32,031
   2,000       Group 1 Automotive, Inc.(1) ......................         42,250
   3,700       Group Maintenance America Corp.(1) ...............         47,869
   5,300       GT Interactive Software Corp.(1) .................         18,550
   5,400       Gtech Holdings Corp.(1) ..........................        127,237
   2,400       Guarantee Life Cos., Inc. ........................         60,300
   4,650       Guilford Mills, Inc. .............................         48,244
   2,100       Guilford Pharmaceuticals, Inc.(1) ................         26,775
   2,700       Guitar Center, Inc.(1) ...........................         28,181
   4,600       Gymboree Corp.(1) ................................         48,300



  Shares                        Description                              Value
  ------                        -----------                              -----
   1,800       Hadco Corp.(1) ...................................       $ 71,550
   3,600       Haemonetics Corp.(1) .............................         72,225
   1,800       Hain Food Group, Inc.(1) .........................         37,125
   7,087       HA-LO Industries, Inc. ...........................         69,984
   3,800       Halter Marine Group, Inc.(1) .....................         25,175
   3,400       Hambrecht & Quist Group(1) .......................        126,225
   1,800       Hamilton Bancorp, Inc.(1) ........................         43,200
   1,220       Hancock Holding Co. ..............................         54,747
   5,800       Handleman Co.(1) .................................         68,512
   4,100       Hanger Orthopedic Group, Inc.(1) .................         58,169
   6,300       Hanna (M. A.) Co. ................................        103,556
   3,800       Hanover Compressor(1) ............................        122,075
  15,400       Hanover Direct, Inc.(1) ..........................         43,312
   6,750       Harbinger Corp.(1) ...............................         84,375
   1,909       Harbor Florida Bancshares ........................         23,385
   1,300       Hardinge, Inc. ...................................         22,831
  18,000       Harken Energy Corp.(1) ...........................         29,250
   4,100       Harland (John H.) ................................         81,744
   1,500       Harleysville Group, Inc. .........................         30,750
   1,000       Harleysville National Corp. ......................         35,750
   2,800       Harman International Industries, Inc. ............        123,200
   2,800       Harmon Industries, Inc. ..........................         55,475
   1,800       Harmonic Lightwaves, Inc.(1) .....................        103,388
  15,300       Harnischfeger Industries, Inc.(1) ................         30,600
   1,100       Harris Financial, Inc. ...........................         11,894
   6,600       Harsco Corp. .....................................        211,200
   4,300       Hawaiian Electric Industries .....................        152,650
   2,400       Hayes Lemmerz International, Inc.(1) .............         70,500
   5,400       HCC Insurance Holdings, Inc. .....................        122,512
   4,100       Health Care Property Investors, Inc. .............        118,387
   3,700       Health Care REIT .................................         86,025
   1,800       Healthcare Financial Partners, Inc.(1) ...........         61,650
   5,277       Healthcare Realty Trust, Inc. ....................        110,817
   4,250       Heartland Express, Inc.(1) .......................         69,594
   7,900       Heilig-Meyers Co. ................................         53,819
   2,500       Helix Technology Corp. ...........................         59,844
   6,600       Helmerich and Payne, Inc. ........................        157,162
   1,800       Henry (Jack) & Associates, Inc. ..................         70,650
   3,300       Henry Schein, Inc.(1) ............................        104,569
   1,700       Herbalife International, Inc. -- Class A .........         18,594
   2,000       Hexcel Corp.(1) ..................................         20,250
   5,100       HMT Technology Corp.(1) ..........................         12,750
   4,100       HNC Software, Inc.(1) ............................        126,331
   4,200       Hollywood Entertainment Corp.(1) .................         82,162
   3,100       Hollywood Park, Inc.(1) ..........................         52,700
   1,400       Holophane Corp.(1) ...............................         53,375
   2,100       Home Properties of New York, Inc. ................         58,012
   5,100       Homebase, Inc. ...................................         32,194
   3,700       Hooper Holmes, Inc. ..............................         75,387
   4,400       Horace Mann Educators Corp. ......................        119,625
   5,100       Hospitality Properties Trust .....................        138,337
   3,800       Host Marriott Services Corp.(1) ..................         30,875
   2,200       Houston Exploration Co.(1) .......................         41,662


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Small Cap Index Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------
  Shares                        Description                              Value
  ------                        -----------                              -----
   2,300       HS Resources, Inc.(1) ............................       $ 33,925
   4,850       HSB Group, Inc. ..................................        199,759
     700       Hub Group, Inc.(1) ...............................         15,706
   6,477       Hudson United Bancorp ............................        198,358
   3,150       Hughes Supply, Inc. ..............................         93,516
   3,000       Human Genome Sciences, Inc.(1) ...................        118,500
   2,900       Hunt (J.B.) Transport Services, Inc. .............         47,125
       1       Huntington Bancshares, Inc. ......................             35
   6,800       Hussmann International, Inc. .....................        112,625
   2,600       Hutchinson Technology, Inc.(1) ...................         72,150
   3,300       Hypercom Corp.(1) ................................         31,556
   4,025       Hyperion Software Corp.(1) .......................         71,695
   6,100       ICG Communications, Inc.(1) ......................        130,387
   5,000       Idacorp, Inc. ....................................        157,500
   2,700       IDEC Pharmaceuticals Corp.(1) ....................        208,069
   4,700       Identix, Inc.(1) .................................         46,413
   3,950       IDEX Corp. .......................................        129,856
   5,200       IDEXX Laboratories, Inc.(1) ......................        121,225
   1,600       IDG Books Worldwide Inc. -- Class A(1)............         29,200
   3,200       IDT Corp.(1) .....................................         71,200
   2,500       IDX Systems(1) ...................................         56,406
   1,400       IGEN International, Inc.(1) ......................         40,775
   2,600       IHOP Corp. .......................................         62,562
   2,200       Imal(1) ..........................................         42,075
   5,300       Imation Corp.(1) .................................        131,506
       1       IMC Global, Inc. .................................              1
   3,300       Imclone Systems(1) ...............................         83,737
   2,000       IMCO Recycling, Inc. .............................         34,250
   4,605       Imperial Bancorp .................................         91,237
   4,600       Imperial Credit Commercial, Inc.(1) ..............         49,737
   3,800       Imperial Credit Industries, Inc.(1) ..............         26,956
   2,025       IMR Global Corp.(1) ..............................         38,981
   4,972       Inacom Corp.(1) ..................................         62,771
   3,200       Incyte Pharmaceuticals, Inc.(1) ..................         84,600
  10,200       Independence Community Bank ......................        137,700
   1,600       Independent Bank Corp. MA ........................         25,200
   5,666       Indiana Energy, Inc. .............................        120,757
  11,500       Indymac Mortgage Holdings, Inc. ..................        184,000
   2,000       Inet Technologies(1) .............................         48,000
   1,400       Infocure Corp.(1) ................................         74,113
   5,900       Information Resources, Inc.(1) ...................         51,625
  23,100       Informix Corp.(1) ................................        197,073
   3,700       Infousa, Inc.(1) .................................         31,450
   1,300       Ingles Markets, Inc. .............................         19,825
   2,200       Inhale Therapeutic Systems(1) ....................         52,387
   3,600       Innkeepers USA Trust .............................         36,000
   3,400       Innovex, Inc. ....................................         47,600
   6,000       Input/Output, Inc.(1) ............................         45,375
   3,475       Insight Enterprises, Inc. ........................         86,006
   2,500       Insignia Financial Group, Inc.(1) ................         26,250
   4,100       Insituform Technology(1) .........................         88,662
   1,600       Inspire Insurance Solutions(1) ...................         23,200
  10,900       Integrated Device Technology, Inc.(1) ............        118,537
   3,400       Integrated Electrical Services, Inc.(1) ..........         54,825



  Shares                        Description                              Value
  ------                        -----------                              -----
   6,500     Integrated Health Services, Inc.(1) ..................     $ 52,000
   4,100     Integrated Systems, Inc.(1) ..........................       48,175
   6,500     InterDigital Communications Corp.(1) .................       30,062
   6,200     Interface, Inc. ......................................       53,475
   5,800     Intergraph Corp.(1) ..................................       44,950
   8,100     Interim Services, Inc.(1) ............................      167,062
   5,500     Intermedia Communications of Florida, Inc.(1) ........      165,000
   4,900     Intermet Corp. .......................................       74,112
   1,775     International Bancshares Corp. .......................       75,105
   1,900     International Home Foods, Inc.(1) ....................       35,031
   2,200     International Multifoods Corp. .......................       49,637
   8,500     International Rectifier Corp.(1) .....................      113,156
   3,300     International Telecommunications Data Systems(1) .....       52,800
   1,700     Interpool, Inc. ......................................       22,100
   2,800     Inter-Tel, Inc. ......................................       51,100
   2,400     Intervoice, Inc. .....................................       34,650
   2,100     Interwest Bancorp ....................................       52,500
   1,800     Intl.Integration(1) ..................................       40,500
   2,800     Intraware, Inc.(1) ...................................       67,200
   4,400     Invacare Corp. .......................................      117,700
      38     Investment Technology Group, Inc. ....................        1,230
   2,700     Investors Financial Services Corp. ...................      108,000
   2,000     Invitrogen Corp.(1) ..................................       49,375
  40,400     Iomega Corp.(1) ......................................      199,475
   2,100     Ionics, Inc.(1) ......................................       76,650
   1,200     IPC Communications(1) ................................       81,900
   2,200     IRI International Corp.(1) ...........................       10,175
   3,850     Iron Mountains, Inc.(1) ..............................      110,206
   4,400     IRT Property Co. .....................................       43,450
   1,500     Irwin Financial Corp. ................................       29,250
   3,600     Isis Pharmaceutical, Inc.(1) .........................       36,675
   2,600     ISS Group ............................................       98,150
   1,400     IT Group, Inc.(1) ....................................       22,488
   6,400     ITC Deltacom, Inc.(1) ................................      179,200
   2,000     ITI Technologies(1) ..................................       45,250
   2,750     ITT Educational Services, Inc.(1) ....................       71,672
   2,400     Ivex Packaging Corp. .................................       52,800
   1,300     Ivillage .............................................       65,325
   3,800     IXC Communications, Inc.(1) ..........................      149,387
   2,900     Jacobs Engineering Group, Inc.(1) ....................      110,200
   1,500     Jakks Pacific(1) .....................................       44,719
   2,650     JDA Software Group, Inc.(1) ..........................       24,678
   6,400     JDN Realty Corp. .....................................      143,200
   1,099     Jeffbanks ............................................       31,253
   2,800     Jefferies Group, Inc. ................................       84,000
   5,900     JLG Capital Industries, Inc. .........................      120,212
     600     JLK Direct Distribution, Inc. -- Class A(1)...........        5,587
   2,200     Jo-Ann Stores, Inc.(1) ...............................       33,000
     500     John Nuveen & Co., Inc. -- Class A ...................       21,344
      52     Jones Apparel Group, Inc.(1) .........................        1,802
   4,900     Jones Lang Lasalle(1) ................................      146,081

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Small Cap Index Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------
  Shares                        Description                              Value
  ------                        -----------                              -----
   3,800     Jones Pharmaceuticals, Inc. ..........................     $149,625
   4,600     Jostens, Inc. ........................................       96,887
   5,000     Journal Register Co.(1) ..............................      112,500
   1,700     JP Realty, Inc. ......................................       34,956
   1,100     JSB Financial, Inc. ..................................       55,962
   3,000     Juno Online Services(1) ..............................       69,000
   6,350     Just For Feet, Inc.(1) ...............................       40,878
   2,300     Justin Industries ....................................       32,056
   3,800     Kaiser Aluminum Corp.(1) .............................       33,725
   3,000     Kaman Corp.-- Class A ................................       47,062
   1,000     Kansas City Life Insurance Co. .......................       43,000
   6,300     Kaufman & Broad Home Corp. ...........................      156,712
   4,200     Kaydon Corp. .........................................      141,225
   2,700     Kellstrom Industries, Inc.(1) ........................       49,275
   3,000     Kellwood Co. .........................................       81,375
   3,600     Kelly Services, Inc. -- Class A ......................      115,650
   5,100     Kemet Corp.(1) .......................................      116,981
   2,800     Kennametal, Inc.(1) ..................................       86,800
   1,000     Kenneth Cole Productions, Inc. -- Class A(1)..........       27,875
   5,000     Kent Electronics Corp.(1) ............................       99,062
   9,800     Key Energy Group, Inc.(1) ............................       34,912
   2,300     Keystone Automotive Industries, Inc.(1) ..............       39,962
   3,700     Kilroy Realty Corp. ..................................       90,187
   4,700     Kimball International, Inc. -- Class B ...............       79,312
   2,900     King Pharmaceuticals(1) ..............................       75,038
   2,662     Kirby Corp.(1) .......................................       56,401
     750     Knight Transportation, Inc.(1) .......................       16,031
   1,800     Knoll, Inc.(1) .......................................       47,925
   3,500     Koger Equity, Inc. ...................................       64,531
   7,100     Komag, Inc.(1) .......................................       23,519
   1,400     Kopin Corp.(1) .......................................       33,512
   1,300     Kroll-O'Gara Co.(1) ..................................       28,681
   1,650     Kronos, Inc.(1) ......................................       75,075
   3,800     Kulicke & Soffa Industries, Inc.(1) ..................      101,887
   1,800     KV Pharmaceutical Co. -- Class B(1)...................       28,575
   3,700     Labor Ready, Inc. ....................................      120,250
   8,600     Laboratory Corporation of America Holdings(1) ........       24,725
   2,300     Laclede Gas Co. ......................................       53,475
   5,100     Lam Research Corp.(1) ................................      238,106
   3,200     Lance, Inc. ..........................................       50,000
   2,000     Landamerica Financial Group, Inc. ....................       57,500
   1,000     Landauer, Inc. .......................................       29,500
   6,000     Landry's Seafood Restaurants, Inc.(1) ................       48,000
   1,900     Lands' End, Inc.(1) ..................................       92,150
   1,400     Landstar Systems, Inc.(1) ............................       50,531
   1,100     Laser Vision Centers, Inc.(1) ........................       69,300
   3,100     LaserSight Corp.(1) ..................................       50,375
   2,100     Lason Holdings, Inc.(1) ..............................      104,212
   2,100     Latitude Communications(1) ...........................       27,300
   2,900     Lattice Semiconductor(1) .............................      180,525
   6,900     La-Z-Boy Chair, Inc. .................................      158,700
       1     LCA Vision, Inc.(1) ..................................            9
   3,500     Leap Wireless International(1) .......................       70,875


  Shares                        Description                              Value
  ------                        -----------                              -----
   1,600       Learning Tree International, Inc.(1) .............       $ 17,500
   5,900       Lee Enterprises ..................................        179,950
       1       Legg Mason, Inc. .................................             39
   7,500       Lennar Corp. .....................................        180,000
   4,200       Leucadia National Corp. ..........................        106,575
      75       Level One Communications, Inc.(1) ................          3,670
   2,300       Lexington Corp. Properties .......................         26,738
   3,200       Libbey, Inc. .....................................         92,800
   1,431       Liberty Corp. ....................................         77,990
     600       Liberty Financial Cos., Inc. .....................         17,475
   2,700       Life USA Holding, Inc. ...........................         54,675
   5,900       Ligand Pharmaceutical -- Class B(1)...............         65,638
   4,700       Lilly Industries, Inc. -- Class A ................         87,244
   6,100       Lincoln Electric Co. .............................        125,050
   1,725       Lindsay Manufacturing Co. ........................         30,295
   5,100       Liposome Co., Inc.(1) ............................         97,538
   2,100       Lithia Motors(1) .................................         43,050
   2,600       Littelfuse, Inc.(1) ..............................         50,050
   3,400       LNR Property Corp. ...............................         72,675
   2,900       Local Financial Corp.(1) .........................         29,000
   3,500       Lodgian ..........................................         22,969
   2,500       Lone Star Industries, Inc. .......................         93,906
   5,000       Lone Star Steakhouse & Saloon(1) .................         48,594
   3,000       Lone Star Technologies, Inc.(1) ..................         53,250
   3,000       Long Beach Financial Corp.(1) ....................         44,063
   8,500       Longview Fibre Co. ...............................        132,813
   2,600       Louis Dreyfus Natural Gas Corp.(1) ...............         56,063
      50       LTC Healthcare, Inc.(1) ..........................             97
   3,500       LTC Properties, Inc. .............................         45,500
  17,400       LTV Corp. ........................................        116,363
   3,200       LTX Corp.(1) .....................................         42,600
   5,100       Luby's Cafeterias, Inc. ..........................         76,500
      36       Lycos, Inc. ......................................          3,308
   3,100       Lydall, Inc. .....................................         35,650
   1,200       M.S. Carriers, Inc.(1) ...........................         35,588
   2,000       MacDermid, Inc. ..................................         93,000
   4,000       Macerich, Co. ....................................        105,000
     600       Macrovision Corp.(1) .............................         44,925
   2,100       Madison Gas & Electric Co. .......................         43,050
   5,325       MAF Bancorp, Inc. ................................        129,131
   6,300       Magellan Health Services, Inc.(1) ................         63,000
   3,600       MagnaTek, Inc.(1) ................................         38,025
     800       Mahoning National Bancorp/Ohio ...................         35,000
   5,100       Mail-Well Corp.(1) ...............................         82,556
   1,400       Maker Communications(1) ..........................         43,400
   3,437       Manitowoc Co., Inc. ..............................        143,065
   2,500       Mannatech(1) .....................................         25,313
   2,900       Manufactured Home Communities, Inc. ..............         75,400
   3,800       Manugistics Group, Inc.(1) .......................         55,100
   4,800       Mapics, Inc.(1) ..................................         50,700
   2,100       Mapquest.com(1) ..................................         34,256
   3,200       Marcus Corp. .....................................         39,400
   7,000       Marine Drilling Co., Inc.(1) .....................         95,813
   7,000       Mark IV Industries ...............................        147,875
     500       Markel Corp.(1) ..................................         93,500
   2,200       Marshall Industries(1) ...........................         79,063

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Small Cap Index Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------
  Shares                        Description                              Value
  ------                        -----------                              -----
   1,100       Marvel Enterprises, Inc.(1) ......................       $  8,113
   4,900       Mascotech, Inc. ..................................         82,994
   1,950       MasTec, Inc.(1) ..................................         55,088
   5,800       Mastech Corp.(1) .................................        108,025
   2,100       Mathews International Corp. -- Class A ...........         62,213
   2,100       Maverick Tub Corp.(1) ............................         29,269
   1,400       MAXIMUS, Inc.(1) .................................         40,250
   2,200       Maxwell Technologies, Inc.(1) ....................         52,938
     500       MAXXAM, Inc.(1) ..................................         32,250
   1,900       Maxxim Medical, Inc.(1) ..........................         44,294
       7       May Department Stores Co. ........................            286
      25       McClatchy Newspapers, Inc. .......................            828
   2,900       McGrath RentCorp .................................         58,000
   3,300       McMoRan Exploration(1) ...........................         73,219
   2,900       MDC Holdings, Inc. ...............................         62,350
   7,050       MDU Resources Group ..............................        160,828
   2,800       Medallion Financial Corp. ........................         53,375
  13,200       Medaphis Corp.(1) ................................         75,900
   1,000       Mede America Corp.(1) ............................         37,750
   3,100       Media General, Inc. ..............................        158,100
   1,000       Media Metrix, Inc.(1) ............................         53,250
   4,398       Medical Assurance, Inc.(1) .......................        124,244
   1,500       Medical Manager Corp.(1) .........................         66,375
   3,750       Medicis Pharmaceutical ...........................         95,156
   2,500       Mediconsult.com, Inc.(1) .........................         26,094
  23,400       Medpartners, Inc.(1) .............................        175,500
   5,100       Medquist, Inc.(1) ................................        223,125
   2,000       Melita International Corp.(1) ....................         27,000
   1,600       MemberWorks, Inc.(1) .............................         46,400
   2,850       Men's Wearhouse, Inc.(1) .........................         72,675
   3,000       Mentor Corp.(1) ..................................         55,875
   8,800       Mentor Graphics Corp. ............................        112,750
   1,000       Merchants New York Bancorp .......................         33,500
   4,900       Mercury Interactive Corp. ........................        173,338
   3,576       Meridian Resource Corp.(1) .......................         13,857
  17,300       Merisel, Inc.(1) .................................         39,466
   7,712       Meristar Hospitality Corp. .......................        173,038
   1,900       Merrill Corp. ....................................         27,550
   3,400       Mesa Air Group, Inc.(1) ..........................         25,553
   1,700       Mesaba Holdings, Inc.(1) .........................         21,675
   2,000       Mestek, Inc.(1) ..................................         44,000
   4,100       Metals USA, Inc.(1) ..............................         52,275
   4,350       Metamor Worldwide, Inc.(1) .......................        104,672
   4,700       Methode Electronics, Inc. -- Class A .............        107,513
   2,700       Metricom, Inc.(1) ................................         54,000
   5,120       Metris Cos., Inc. ................................        208,640
   2,200       Metro Information Services, Inc.(1) ..............         36,575
   1,700       Metro Networks, Inc.(1) ..........................         90,738
   7,000       Metromedia International Group, Inc.(1) ..........         52,500
   5,100       Mettler-- Toledo International(1) ................        126,544
   4,200       Metzler Group, Inc.(1) ...........................        116,025
   1,800       MGI Properties, Inc. .............................         50,850
   2,000       Michaels Foods, Inc. .............................         47,000
   4,100       Michaels Stores, Inc.(1) .........................        125,563


  Shares                        Description                              Value
  ------                        -----------                              -----
   2,200     Micrel, Inc.(1) ......................................     $162,800
   4,800     Micro Warehouse, Inc.(1) .............................       85,800
   1,300     Micromuse, Inc.(1) ...................................       64,838
   6,600     Micron Electronics, Inc.(1) ..........................       66,413
   2,100     MICROS Systems, Inc.(1) ..............................       71,400
   4,100     Microstrategy, Inc.(1) ...............................      155,288
   6,300     Mid Atlantic Medical Services, Inc.(1) ...............       62,213
   2,500     Mid-America Apartment Communities, Inc. ..............       57,813
   1,148     Midamerica Bancorp ...................................       28,270
   2,200     Midas, Inc. ..........................................       62,425
   3,776     Midway Games, Inc.(1) ................................       48,852
   2,400     Midwest Banc Holdings ................................       45,600
   1,850     Midwest Express Holdings(1) ..........................       62,900
   1,200     Mikasa, Inc. .........................................       13,575
   5,100     Milacron, Inc. .......................................       94,350
   5,300     Millennium Pharmaceuticals(1) ........................      190,800
   8,650     Miller Industries, Inc.(1) ...........................       34,059
   2,000     Mills Corp. ..........................................       43,375
     500     Mine Safety Appliances Co. ...........................       32,000
   2,500     Minerals Technologies, Inc. ..........................      139,531
   1,000     Mips Technologies(1) .................................       47,938
   3,468     Mississippi Chemical Corp. ...........................       34,030
     800     Mississippi Valley Bancshares ........................       26,500
   2,700     Mitchell Energy & Development Corp. -- Class A .......       52,144
   4,500     MMC Networks, Inc.(1) ................................      201,375
   4,400     MMI Cos ..............................................       74,250
   1,200     Modem Media Poppe Tyson, Inc(1) ......................       27,450
   2,900     Modine Manufacturing Co. .............................       94,431
   1,700     Monaco Coach Corp.(1) ................................       71,931
     900     Moog, Inc. -- Class A(1)..............................       30,938
   3,850     Morgan Keegan, Inc. ..................................       72,909
   4,400     Morrison Knudsen, Corp.(1) ...........................       45,375
   3,500     MotivePower Industries, Inc. .........................       62,125
   2,300     Movado Group .........................................       59,513
   2,300     Mpath Interactive(1) .................................       50,600
   3,100     MRV Communications, Inc.(1) ..........................       40,688
   2,400     MTS Systems Corp. ....................................       29,250
   5,600     Mueller Industries, Inc.(1) ..........................      190,050
   4,700     Musicland Stores Corp.(1) ............................       41,713
   3,060     Myers Industries, Inc. ...............................       61,200
     824     NACCO Industries, Inc. -- Class A ....................       60,564
   2,000     National Bancorp of Alaska, Inc. .....................       53,000
   2,256     National City Bancshares, Inc. .......................       72,051
   4,200     National Computer Systems, Inc. ......................      141,750
   1,700     National Golf Properties, Inc. .......................       41,331
   3,000     National Health Investors, Inc. ......................       68,438
   2,800     National Instruments Corp.(1) ........................      113,050
   4,000     National Penn Bancshares, Inc. .......................       94,125
   1,900     National Presto Industries, Inc. .....................       72,675
   1,950     National R.V. Holdings, Inc.(1) ......................       47,288
   2,700     National Steel Corp. .................................       22,613
     200     National Western Life Insurance -- Class A(1).........       19,250

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Small Cap Index Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------
  Shares                        Description                              Value
  ------                        -----------                              -----
   4,700       National-Oilwell(1) ..............................       $ 65,800
   6,200       Nationwide Health Properties, Inc. ...............        118,188
   1,900       Nature's Sunshine Products, Inc. .................         19,950
   4,500       Nautica Enterprises, Inc.(1) .....................         75,938
   2,900       Navarre Corp.(1) .................................         28,547
   1,614       NBT Bancorp ......................................         33,087
   7,800       NBTY, Inc.(1) ....................................         50,700
     600       NCH Corp. ........................................         29,700
   2,400       NCI Building Systems, Inc.(1) ....................         51,300
   1,800       NCO Group, Inc.(1) ...............................         68,400
   1,900       NCS Healthcare, Inc.-- Class A(1).................         10,331
   2,100       Neiman Marcus Group, Inc.(1) .....................         53,944
   2,600       Neomagic Corp.(1) ................................         21,856
   2,300       Net.B@nk, Inc.(1) ................................         87,400
   1,400       Netopia, Inc.(1) .................................         33,425
   2,800       Network Equipment Technologies, Inc.(1) ..........         27,650
   2,600       Network Event Theater, Inc.(1) ...................         43,550
   1,500       Neurogen Corp.(1) ................................         21,938
   8,700       Nevada Power Co. .................................        217,500
   2,400       New Century Financial Corp.(1) ...................         43,500
   2,900       New England Business Services, Inc. ..............         89,538
   2,400       New Jersey Resources Corp. .......................         89,850
      20       New Plan Realty Trust ............................            360
   4,800       Newfield Exploration Co.(1) ......................        136,500
   9,300       Newpark Resources, Inc.(1) .......................         82,538
   4,700       Newport News Shipbuilding, Inc. ..................        138,650
   3,800       NeXstar Pharmaceuticals, Inc.(1) .................         75,763
   1,200       Nextcard(1) ......................................         40,725
   4,100       NFO Worldwide, Inc.(1) ...........................         57,400
   1,900       Nichols Research Corp.(1) ........................         41,563
   3,000       NL Industries, Inc. ..............................         33,375
   1,900       Nordson Corp. ....................................        116,375
   1,300       Norrell Corp. ....................................         24,456
   1,300       North Carolina Natural Gas Corp. .................         44,281
   2,000       North Pittsburgh Systems, Inc. ...................         34,000
   2,300       Northeast Optic Network(1) .......................         34,644
   6,400       Northwest Bancorp, Inc. ..........................         64,000
   3,300       Northwest Natural Gas Co. ........................         79,613
   3,100       Northwestern Corp. ...............................         74,981
       3       Nova Corp.(1) ....................................             75
   2,900       NPC International, Inc.(1) .......................         44,588
   2,600       Nuevo Energy Co.(1) ..............................         34,450
   1,800       NUI Corp. ........................................         45,000
   3,600       Nvidia Corp.(1) ..................................         68,850
   1,400       NVR, Inc.(1) .....................................         73,063
   2,400       Oak Industries, Inc.(1) ..........................        104,850
   4,000       Oakley, Inc.(1) ..................................         28,500
   8,200       Oakwood Homes ....................................        107,625
   1,600       Ocean Financial Corp. ............................         29,000
   3,000       Oceaneering International, Inc.(1) ...............         48,375
   1,300       O'Charleys, Inc.(1) ..............................         20,800
   1,900       Octel Corp.(1) ...................................         23,750
   2,100       Ocular Sciences, Inc.(1) .........................         36,488
   2,800       OEA, Inc. ........................................         24,850
   1,700       OEC Medical Systems, Inc.(1) .....................         41,650


  Shares                        Description                              Value
  ------                        -----------                              -----
  17,800       Officemax(1) .....................................       $213,600
   2,800       Offshore Logistics, Inc.(1) ......................         31,150
   4,800       Ogden Corp. ......................................        129,300
   5,300       Ohio Casualty Corp. ..............................        191,463
      87       Old National Bancorp .............................          2,615
   7,500       Olin Corp. .......................................         98,906
   9,400       Olsten Corp. .....................................         59,338
   3,150       OM Group, Inc. ...................................        108,675
   1,200       Omega Financial Corp. ............................         41,700
   4,200       OMEGA Healthcare Investors, Inc. .................        108,413
   3,000       OMI Corp.(1) .....................................          6,188
   4,100       Omnipoint Corp.(1) ...............................        118,644
   1,500       On Assignment, Inc.(1) ...........................         39,188
   4,587       One Valley Bancorp, Inc. .........................        172,013
   1,850       Oneida Ltd. ......................................         52,031
   4,200       ONEOK, Inc. ......................................        133,350
   3,100       Onhealth Network Co.(1) ..........................         32,938
   1,700       ONSALE, Inc.(1) ..................................         32,194
   1,900       Onyx Software Corp.(1) ...........................         41,088
   3,000       Open Market Inc.(1) ..............................         42,563
   1,300       Optical Cable Corp.(1) ...........................         14,300
   1,700       Optical Coating Laboratory, Inc. .................         18,700
   2,600       Orange & Rockland Utilities, Inc. ................        151,938
   4,100       Orbital Sciences Corp.(1) ........................         96,863
   3,500       Oregon Steel Mills, Inc. .........................         46,594
   1,800       O'Reilly Automotive, Inc.(1) .....................         90,675
   4,072       Organogenesis, Inc.(1) ...........................         38,175
   1,500       Oriental Financial Group .........................         36,188
   2,500       Orion Capital Corp. ..............................         89,688
   5,400       Orthodontic Centers of America, Inc.(1) ..........         76,275
   1,800       Oshkosh B'Gosh, Inc. -- Class A ..................         38,025
   1,700       Oshkosh Truck Corp. -- Class B ...................         85,531
   1,200       Osteotech, Inc. ..................................         34,500
   3,400       O'Sullivan Industries Holdings, Inc.(1) ..........         57,800
   1,500       Otter Tail Power Co. .............................         57,844
   3,600       Overseas Shipholding Group, Inc. .................         46,350
   4,400       Owens & Minor, Inc. Holding Co. ..................         48,400
   3,200       Pacific Capital Bancorp ..........................        100,800
   1,300       Pacific Gateway Exchange, Inc.(1) ................         37,863
   2,300       Pacific Gulf Properties, Inc. ....................         52,038
   4,125       Pacific Sunwear of California ....................        100,547
   4,900       PageMart Wireless, Inc.(1) .......................         37,056
   9,100       Pairgain Technologies(1) .........................        104,650
   2,494       Palm Harbor Homes, Inc.(1) .......................         62,506
   1,400       Pan Pacific Retail Properties, Inc. ..............         27,125
   2,950       Papa John's International, Inc.(1) ...............        131,828
   3,300       Parexel International Corp.(1) ...................         43,931
   1,200       Park Electrochemical Corp. .......................         34,500
   1,100       Park National ....................................        110,000
   8,800       Parker Drilling Co.(1) ...........................         29,150
   1,300       Parkway Properties, Inc. .........................         43,063
   1,100       Party City Corp.(1) ..............................          4,228
   2,200       PathoGenesis Corp.(1) ............................         31,213
   4,050       Patterson Dental Co.(1) ..........................        140,738
   4,400       Patterson Energy, Inc.(1) ........................         43,450

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Small Cap Index Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------
  Shares                        Description                              Value
  ------                        -----------                              -----
   5,706     Paxar Corp.(1) .......................................     $ 51,354
   3,900     Paxson Communications Corp.(1) .......................       52,650
   2,100     Paymentech, Inc.(1) ..................................       53,288
   7,100     P-COM, Inc.(1) .......................................       37,164
     900     PCorder.com, Inc.(1) .................................       37,406
   2,000     PE Corp.- Celera Genomics Group ......................       32,375
   2,000     Pediatrix Medical Group, Inc.(1) .....................       42,500
   1,800     Pegasus Communications Corp. -- Class A 144A(1).......       70,988
   1,600     Pegasus Systems, Inc.(1) .............................       59,900
   2,400     Pegasystems, Inc.(1) .................................       24,600
   2,700     Pennsylvania Enterprises, Inc. .......................       82,856
   1,500     Pennsylvania Real Estate Investment Trust ............       31,406
   4,700     PennzEnergy Co. ......................................       78,431
   8,700     Pennzoil-Quaker State Co. ............................      130,500
   1,300     Penske Motorsports, Inc.(1) ..........................       64,513
   1,400     Penton Media .........................................       33,950
   6,500     Peoples Bancorp, Inc. ................................       64,797
   1,900     Peoples Holdings Co. .................................       61,750
   8,800     Pep Boys (Manny Moe & Jack) ..........................      190,300
     900     Perclose, Inc.(1) ....................................       43,256
   3,200     Peregrine Systems, Inc. ..............................       82,200
   1,600     Performance Food Group Co.(1) ........................       43,500
   8,400     Perrigo Co.(1) .......................................       64,050
   5,900     Personnel Group of America, Inc.(1) ..................       59,000
   2,800     Petco Animal Supplies, Inc.(1) .......................       44,100
  17,800     PETsMART, Inc.(1) ....................................      182,450
   2,300     PFF Bancorp, Inc.(1) .................................       43,125
   2,366     Pharmaceutical Product Development, Inc.(1) ..........       64,769
   1,600     Pharmacyclics, Inc.(1) ...............................       44,800
   4,733     Philadelphia Suburban Co. ............................      109,155
   3,000     Phillips-Van Heusen Corp. ............................       29,625
   5,800     Phoenix Investment Partners ..........................       50,025
   5,200     Phoenix Technologies, Ltd.(1) ........................       92,950
   3,700     Photronics, Inc.(1) ..................................       90,650
  10,100     Phycor, Inc.(1) ......................................       74,803
   3,900     Physician Computer Network, Inc.(1) ..................          975
   2,400     Pico Holdings(1) .....................................       60,750
   5,200     Picturetel Corp.(1) ..................................       41,600
   4,100     Piedmont Natural Gas Co., Inc. .......................      127,613
  12,000     Pier 1 Imports, Inc. .................................      135,000
   1,400     Pilgrim's Pride Corp. ................................       42,000
   1,000     Pillowtex Corp. ......................................       16,313
   1,200     Pinnacle Holdings(1) .................................       29,400
   2,400     Pinnacle Systems, Inc. ...............................       80,700
   3,500     Pioneer Group, Inc.(1) ...............................       60,375
  12,100     Pioneer Natural Resources Co.(1) .....................      133,100
   3,500     Pioneer-Standard Electronics, Inc. ...................       42,000
   4,500     Pittston Burlington Group ............................       42,750
   4,100     Pittston Services Group(1)............................      109,675
   3,000     Pittway Corp. -- Class A .............................       99,938
   3,100     Plains Resources, Inc.(1) ............................       58,900
   2,300     Plantronics, Inc.(1) .................................      149,788
   2,600     Playboy Enterprises, Inc. -- Class B(1)...............       69,063


  Shares                        Description                              Value
  ------                        -----------                              -----
   4,300     Playtex Products, Inc.(1) ............................     $ 66,919
   2,000     Plexus Corp.(1) ......................................       60,250
   1,100     PLX Technology(1) ....................................       52,113
   2,000     PMA Capital Corp. ....................................       41,125
   6,400     Pogo Producing Co. ...................................      119,200
   4,200     Polaris Industries, Inc. .............................      182,700
   6,900     Polaroid Corp. .......................................      190,613
   3,900     Policy Management Systems(1) .........................      117,000
   3,300     Polycom Corp.(1) .....................................      128,700
   3,500     Polymer Group, Inc.(1) ...............................       41,125
   2,800     Pool Energy Services Co.(1) ..........................       56,875
   3,800     Potlatch Corp. .......................................      166,963
   1,700     Power Integrations(1) ................................      124,313
   2,300     Power-One, Inc.(1) ...................................       56,638
   3,000     Powertel, Inc.(1) ....................................       89,625
   2,300     Powerwave Technologies, Inc.(1) ......................       74,175
   3,200     Precision Castparts Corp. ............................      136,000
   3,300     Premier Bancshares ...................................       60,431
   6,100     Premiere Technologies, Inc.(1) .......................       70,150
   3,900     Premisys Communications(1) ...........................       28,519
   5,200     Prentiss Properties Trust ............................      122,200
   2,700     Pre-Paid Legal Services, Inc.(1) .....................       73,406
   3,000     Presidential Life Corp. ..............................       58,875
   5,800     Presstek, Inc.(1) ....................................       41,869
   2,400     Preview Travel, Inc.(1) ..............................       52,650
   2,300     PRI Automation, Inc.(1) ..............................       83,375
   2,200     Price Communications Corp. ...........................       33,000
   6,800     Pride International, Inc.(1) .........................       71,825
   1,878     Primark Corp.(1) .....................................       52,701
   7,000     Prime Hospitality, Inc.(1) ...........................       84,000
   5,694     Prime Retail, Inc. ...................................       49,467
   1,200     Primex Technologies, Inc. ............................       25,875
   2,800     Primus Telecommunications Group, Inc.(1) .............       62,825
   1,160     Priority Healthcare Corp. -- Class B .................       40,020
   1,600     Prism Financial Corp. ................................       32,700
   3,000     Private Business(1) ..................................       30,375
   1,500     Probusiness Services, Inc.(1) ........................       53,813
  11,600     Procurenet, Inc.(1) ..................................        1,740
   2,000     Professionals Group(1) ...............................       67,500
   2,200     Profit Recovery Group International(1) ...............      104,088
   2,950     Progress Software Corp.(1) ...........................       83,338
     900     Project Software & Development, Inc.(1) ..............       28,125
   4,600     Protection One, Inc.(1) ..............................       24,725
   2,500     Protein Design Labs, Inc.(1) .........................       55,469
   1,700     Provident American Corp.(1) ..........................       47,388
   5,408     Provident Bankshares Corp. ...........................      125,736
   1,100     Province Healthcare Co.(1) ...........................       21,450
   1,100     Proxim, Inc.(1) ......................................       63,800
   3,600     Proxymed, Inc.(1) ....................................       57,375
   3,100     PS Business Parks, Inc. ..............................       75,563
   9,325     PSS World Medical, Inc.(1) ...........................      104,323
   2,700     Public Service Company of North Carolina, Inc. .......       78,975

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Small Cap Index Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------
  Shares                        Description                              Value
  ------                        -----------                              -----
   5,500       Public Service Company of New Mexico .............       $109,313
   3,900       Publicard(1) .....................................         39,731
   3,600       Pulte Corp. ......................................         83,025
   1,523       PXRE Corp. .......................................         27,604
   1,000       QRS Corp.(1) .....................................         78,000
   3,900       Quadramed Corp.(1) ...............................         31,688
   1,900       Quanex Corp. .....................................         54,150
   2,900       Quanta Services(1) ...............................        127,600
   3,672       Queens County Bancorp, Inc. ......................        118,881
   4,900       Quest Diagnostics, Inc.(1) .......................        134,138
   2,700       Quicksilver, Inc.(1) .............................         70,369
  11,500       Quorum Health Group, Inc.(1) .....................        144,469
   2,600       R.H. Donnelley ...................................         50,863
   1,100       R.L.I. Corp. .....................................         42,625
   2,800       Racing Champions Corp.(1) ........................         19,950
   3,953       Radian Group .....................................        192,967
   2,800       Radiant Systems, Inc.(1) .........................         39,900
   4,070       Ralcorp Holdings, Inc.(1) ........................         65,374
   4,400       Rare Medium Group(1) .............................         54,725
      86       Rational Software Corp.(1) .......................          2,833
   4,300       Raymond James Financial, Inc. ....................        103,200
   4,600       Rayonier, Inc. ...................................        229,138
   4,800       Rayovac Corp.(1) .................................        108,900
   6,000       Read-Rite Corp.(1) ...............................         37,219
   3,600       Realty Income Corp. ..............................         85,500
   1,239       Reckson Associates -- Class B(1)..................         29,581
   5,300       Reckson Associates Realty Corp. ..................        124,550
   3,600       Red Roof Inns, Inc.(1) ...........................         64,575
   2,700       Redwood Trust, Inc.(1) ...........................         44,719
   4,600       Reebok International Ltd.(1) .....................         85,675
   2,800       Regal-Beloit Corp. ...............................         66,150
   6,800       Regency Realty Corp. .............................        149,175
   3,000       Regeneron Pharmaceuticals, Inc.(1) ...............         23,438
   3,600       Regis Corp. ......................................         69,075
      25       Reinsurance Group of America .....................            881
   1,200       Reliance Bancorp .................................         33,150
   4,900       Reliance Group Holdings ..........................         36,444
   1,400       Reliance Steel & Aluminum Co. ....................         54,600
   2,600       Remec, Inc.(1) ...................................         41,925
   3,100       Remedy Corp.(1) ..................................         83,313
   2,180       Renaissance Worldwide, Inc.(1) ...................         17,372
   5,950       Renal Care Group, Inc.(1) ........................        153,956
   2,300       Rent-A-Center(1) .................................         55,200
   3,300       Rent Way, Inc.(1) ................................         81,263
   4,000       Rental Service Corp.(1) ..........................        114,500
   3,200       Republic Bancorp, Inc. -- Class A ................         37,200
   5,440       Republic Bancorp, Inc. ...........................         82,620
   1,200       Republic Bancshares(1)............................         24,600
   2,600       Republic Banking Corp. of Fla ....................         50,050
   6,300       Republic Security Financial ......................         52,763
   1,550       Res-Care, Inc.(1) ................................         35,263
   1,900       Resmed, Inc.(1) ..................................         63,056
   2,900       Resource America, Inc. -- Class A ................         42,050
   1,803       Resource Bancshares Mortgage Group, Inc. .........         18,481


  Shares                        Description                              Value
  ------                        -----------                              -----
   3,651       Respironics, Inc.(1) .............................       $ 55,221
   6,000       Rexall Sundown, Inc.(1) ..........................         73,125
   3,400       RFS Hotel Investors, Inc. ........................         42,713
   6,400       Richfood Holdings, Inc. ..........................        112,800
   3,200       Richmond County Financial Corp. ..................         61,600
   2,600       Riggs National Corp. .............................         53,463
   3,000       Risk Capital Holdings, Inc.(1) ...................         40,500
   2,200       Rivianna Foods, Inc. .............................         41,250
   2,000       Roadway Express, Inc. ............................         38,750
   1,100       Robbins & Myers, Inc. ............................         24,544
   1,100       Robert Mondavi Co. -- Class A(1)..................         40,013
   4,200       Roberts Pharmaceutical Corp.(1) ..................        101,850
   4,900       Rochester Gas & Electric Corp. ...................        130,156
   2,600       Rock-Tenn Co. ....................................         43,388
   1,000       Rogers Corp.(1) ..................................         29,500
   2,300       Rollins, Inc. ....................................         36,656
   6,350       Rollins Truck Leasing Corp. ......................         70,644
   4,683       Romac International, Inc.(1) .....................         41,562
   4,000       Roper Industries, Inc. ...........................        128,000
      10       Roslyn Bancorp, Inc. .............................            172
   1,900       RTI International Metals(1) ......................         27,906
   4,300       Ruby Tuesday, Inc. ...............................         81,700
   5,800       Ruddick Corp. ....................................        116,000
   1,400       Russ Berrie & Co., Inc. ..........................         34,650
   3,900       Russell Corp. ....................................         76,050
   2,700       RWD Technologies, Inc.(1) ........................         28,181
   5,300       Ryan's Family Steak House(1) .....................         61,613
   4,461       Ryerson Tull, Inc. ...............................        100,651
   1,900       Ryland Group, Inc. ...............................         56,406
   3,620       S & T Bancorp ....................................         91,405
   7,200       S3, Inc.(1) ......................................         65,475
   1,800       Sabratek Corp.(1) ................................         39,375
   5,000       Safeskin Corp.(1) ................................         60,000
      20       Safety-Kleen Corp.(1) ............................            363
   4,000       Saga Systems(1) ..................................         51,000
   5,300       Sagent Technology(1) .............................         45,713
   1,600       Sanchez Computer Associates ......................         55,400
   2,500       Sanderson Farms, Inc. ............................         35,625
   3,200       SanDisk Corp.(1) .................................        144,000
   1,300       Sandy Spring Bancorp .............................         36,075
   2,100       SangStat Medical Corp.(1) ........................         36,225
   5,400       Santa Cruz Operation, Inc.(1) ....................         35,269
      20       Santa Fe Snyder Corp.(1) .........................            153
   3,300       Sauer ............................................         35,475
   1,600       Sawtek, Inc.(1) ..................................         73,400
   1,800       Sbarro, Inc.(1) ..................................         48,713
   1,400       Schein Pharmaceutical, Inc.(1) ...................         16,888
   1,800       Scholastic Corp.(1) ..............................         91,125
   4,300       Schulman (A.), Inc. ..............................         73,906
   2,000       Schweitzer-Manduit International, Inc. ...........         30,000
   1,300       Scientific Games Holdings Corp.(1) ...............         25,350
   1,600       SCM Microsystems, Inc.(1) ........................         74,200
   2,500       Scotsman Industries, Inc. ........................         53,906
   2,300       Scott Technologies, Inc.(1) ......................         44,275
   2,400       Scotts Co.(1) ....................................        114,300
   1,600       SCPIE Holdings, Inc. .............................         52,200

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Small Cap Index Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------
  Shares                        Description                              Value
  ------                        -----------                              -----
     100      Seaboard Corp. .....................................      $ 34,000
   7,600      Seacoast Finl Services Corp.(1) ....................        86,450
   1,700      Seacor Smit, Inc.(1) ...............................        90,950
   5,100      Security Capital Corp. -- Class B(1)................        74,269
   6,000      Security Dynamics Technologies, Inc.(1) ............       127,500
   3,000      Security First Technologies ........................       135,375
   3,300      Seitel, Inc. .......................................        53,419
   5,700      Selective Insurance Group, Inc. ....................       108,656
   1,839      Semco Energy, Inc. .................................        28,390
   2,300      Semtech Corp.(1) ...................................       119,888
   9,300      Sensormatic Electronics(1) .........................       129,619
     900      Sequa Corp.-- Class A(1)............................        63,000
   5,800      Sequent Computer Systems, Inc.(1) ..................       102,950
   4,425      Serologicals Corp.(1) ..............................        35,953
   2,300      Service Experts, Inc.(1) ...........................        50,456
   2,400      Shoe Carnival, Inc.(1) .............................        40,800
   3,500      ShopKo Stores, Inc.(1) .............................       126,875
   1,100      Shoreline Financial Corp. ..........................        33,069
   2,900      Shorewood Packaging Corp.(1) .......................        53,469
   3,800      Shurgard Storage Centers, Inc. .....................       103,075
  13,700      Sicor(1) ...........................................        58,225
     600      Siebert Financial Corp. ............................        17,963
   3,600      Sierra Health Services, Inc.(1) ....................        51,975
   4,100      Sierra Pacific Resources ...........................       149,138
   3,150      Sigcorp, Inc. ......................................        89,184
   1,600      Silgan Holdings, Inc.(1) ...........................        31,800
   2,600      Silicon Valley Bancshares(1) .......................        64,350
   5,600      Silicon Valley Group, Inc.(1) ......................        94,150
     900      Siliconix, Inc.(1) .................................        30,825
   1,000      Silknet Software(1) ................................        40,500
     900      Simmons First National .............................        28,913
   2,400      Simpson Industries, Inc. ...........................        24,600
     600      Simpson Manufacturing Co., Inc.(1) .................        28,500
   2,100      Sinclair Broadcasting Group A(1)....................        34,388
   3,200      Sipex Corp.(1) .....................................        65,600
   5,000      Sitel Corp.(1) .....................................        14,688
   7,556      Sky Financial Group, Inc. ..........................       205,901
   1,600      Skyline Corp. ......................................        46,900
   8,100      Skytel Communications, Inc.(1) .....................       169,594
   2,700      Skywest, Inc. ......................................        67,331
   3,000      SL Green Realty Corp. ..............................        61,313
   1,900      SLI, Inc.(1) .......................................        51,300
   3,500      Smart & Final, Inc. ................................        36,750
   3,500      Smart Modular Technologies, Inc.(1) ................        60,812
   2,800      Smith (A.O.) Corp. .................................        78,400
   2,300      Smith (Charles E.) Residential Realty, Inc. ........        78,056
  10,900      Smithfield Foods(1) ................................       364,469
   3,400      Smucker (J.M.) Co. -- Class A ......................        75,650
   3,300      Sola International, Inc.(1) ........................        64,144
   2,450      Sonic Corp.(1) .....................................        79,931
   2,200      Source Information Mgmt(1) .........................        29,700
   3,000      Source Media(1) ....................................        51,000
   1,000      South Jersey Industries, Inc. ......................        28,313
   3,300      Southern Peru Copper Corp. .........................        47,644


  Shares                        Description                              Value
  ------                        -----------                              -----
   2,406       Southern Union Co.(1) ............................       $ 52,331
   3,700       Southwest Bancorp of Texas(1) ....................         66,600
   4,000       Southwest Gas Corp. ..............................        114,500
   1,700       Southwest Securities Group, Inc ..................        110,898
   3,300       Southwestern Energy Co. ..........................         34,856
   1,600       Sovran Self Storage, Inc. ........................         43,100
   2,000       Spartech Corp. ...................................         63,250
   1,500       Specialty Equipment Cos., Inc.(1) ................         44,156
   3,890       SpeedFam-International, Inc.(1) ..................         62,483
   3,800       Spiegel, Inc. -- Class A Non-Voting(1) ...........         33,725
   2,400       Sportsline USA, Inc.(1) ..........................         86,100
   1,400       Springs Industries, Inc.-- Class A ...............         61,075
   1,700       SPS Technologies, Inc.(1) ........................         63,750
   2,800       Spyglass, Inc.(1) ................................         56,350
   3,500       SS&C Technologies(1) .............................         26,688
   1,400       St. Mary Land & Exploration Co. ..................         28,788
   5,525       St. Paul Bancorp, Inc. ...........................        140,888
   3,700       Staff Leasing, Inc.(1) ...........................         47,638
   5,500       StaffMark, Inc.(1) ...............................         55,172
   3,100       Stancorp Financial Group(1) ......................         93,000
   1,300       Standard Motor Products, Inc. ....................         31,850
   3,300       Standard-Pacific Corp. ...........................         42,694
   2,100       Standard Products Co. ............................         53,813
   1,700       Standard Register Co. ............................         52,275
   2,200       Standex International Corp. ......................         60,225
   2,800       Star Telecommunications, Inc.(1) .................         21,875
     900       Starrett (L.S.) Co. -- Class A ...................         24,188
   1,800       Startek(1) .......................................         44,550
   2,100       State Auto Financial Corp. .......................         28,350
   5,900       Staten Island Bancorp, Inc. ......................        106,200
   2,700       Station Casinos, Inc.(1) .........................         55,013
   7,100       Steel Dynamics, Inc.(1) ..........................        109,828
   3,900       Stein Mart, Inc.(1) ..............................         36,563
   1,200       Steinway Musical Instruments, Inc.(1) ............         31,800
     900       Stepan Co. .......................................         22,838
   3,500       Stericycle(1) ....................................         47,469
   8,100       STERIS Corp.(1) ..................................        156,938
   3,100       Sterling Bancshares ..............................         41,463
   5,300       Stewart & Stevenson Services, Inc. ...............         80,825
   1,800       Stewart Information Services .....................         38,025
   4,450       Stillwater Mining Co. ............................        145,459
   1,200       Stone & Webster, Inc. ............................         31,950
   1,800       Stone Energy Corp.(1) ............................         76,275
   1,600       Stoneridge, Inc.(1) ..............................         21,600
   3,600       Storage USA, Inc. ................................        114,750
   1,000       Strayer Education, Inc. ..........................         30,688
   6,200       Stride Rite Corp. ................................         63,938
   4,800       Structural Dynamics Research Corp.(1) ............         89,100
   1,300       Student Loan Corp. ...............................         57,850
   5,300       Sturm Ruger & Co., Inc. ..........................         56,644
   2,000       Sugen, Inc.(1) ...................................         59,000
   4,400       Suiza Foods Corp.(1) .............................        184,250
   3,200       Summit Properties, Inc. ..........................         63,200
   6,600       Summit Technology, Inc.(1) .......................        145,200

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Small Cap Index Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------
  Shares                        Description                              Value
  ------                        -----------                              -----
   2,200      Sun Communities, Inc. ..............................      $ 78,100
   2,000      Sun Healthcare Group, Inc.(1) ......................           750
   9,400      Sunbeam Oster Corp.(1) .............................        74,613
       1      Sunburst Hospitality Corp.(1) ......................             6
   6,800      Sunglass Hut International(1) ......................       116,875
   2,200      Sunrise Assisted Living, Inc.(1) ...................        76,725
   3,000      Sunrise Medical, Inc.(1) ...........................        21,375
   4,500      Sunrise Technologies Intl.(1) ......................        55,125
   5,000      Sunstone Hotel Investors, Inc. .....................        42,500
   3,800      Sunterra Corp.(1) ..................................        52,963
   2,000      Supergen, Inc.(1) ..................................        30,625
   1,700      Superior Consultant Holdings Corp.(1) ..............        41,969
   2,700      Superior Industries International, Inc. ............        73,744
   1,400      Superior National Insurance Group, Inc.(1) .........        38,150
   3,600      Superior Services, Inc.(1) .........................        96,075
   1,300      Superior Telecom, Inc. .............................        32,500
   4,925      Susquehanna Bancshares, Inc. .......................        87,111
   1,930      Swift Energy Co.(1) ................................        20,627
   4,850      Swift Transportation Co., Inc. .....................       106,700
  12,900      Sybase, Inc.(1) ....................................       141,900
   3,400      Sykes Enterprises, Inc.(1) .........................       113,475
      25      Sylvan Learning Systems, Inc.(1) ...................           680
   2,200      Syntel, Inc.(1) ....................................        19,800
   2,900      Syntroleum Corp.(1) ................................        25,919
   4,800      Systemax(1) ........................................        59,400
   4,400      Systems & Computer Technology Corp. ................        64,075
   1,500      Talbots ............................................        57,188
   6,500      Talk.com(1) ........................................        73,125
     400      Tanger Factory Outlet Center .......................        10,400
   5,100      Taubman Centers, Inc. ..............................        67,256
       2      TCF Financial Corp. ................................            56
   2,700      Techne Corp.(1) ....................................        68,513
   1,900      Technitrol, Inc. ...................................        61,275
   7,725      Technology Solutions Co.(1) ........................        83,527
   2,500      Tecumseh Products Co. -- Class A ...................       151,406
   1,200      Tejon Ranch Co. ....................................        30,300
   5,000      Tekelec(1) .........................................        60,938
   6,700      Tektronix, Inc. ....................................       202,256
   3,800      Telebanc Financial Corp. ...........................       147,250
   2,100      Telescan(1) ........................................        51,056
   3,000      Teletech Holdings, Inc.(1) .........................        30,375
   1,200      Tennant Co. ........................................        38,400
   2,300      Terayon Communication Systems(1) ...................       128,513
   2,500      Terex Corp.(1) .....................................        76,094
   4,300      Terra Industries, Inc. .............................        17,200
   4,300      Tesoro Petroleum Corp.(1) ..........................        68,531
   4,851      Tetra Tech, Inc. ...................................        80,042
   2,800      Texas Industries, Inc. .............................       108,500
   1,900      Texas Regional Bancshares, Inc. ....................        51,656
   5,300      The Mony Group, Inc. ...............................       172,913
   5,600      Theragenics Corp.(1) ...............................        38,850
   4,800      Thermedics, Inc.(1) ................................        44,700
   1,400      Thermo Bioanalytics(1) .............................        24,325

  Shares                        Description                              Value
  ------                        -----------                              -----
   2,200     Thermo Cardiosystems, Inc.(1) ........................     $ 23,925
   1,800     Thermo Ecotek Corp.(1) ...............................       14,400
   1,300     Thermo Fibertek, Inc.(1) .............................        9,263
   2,900     Thermo Optek Corp.(1) ................................       30,088
   2,800     Thermoquest Corp.(1) .................................       37,275
   1,600     The street.com(1) ....................................       57,600
   2,100     Thomas Industries, Inc. ..............................       43,050
   1,700     Thor Industries, Inc. ................................       48,238
   2,800     Thornburg Mortgage Asset Corp. .......................       28,000
   2,300     T-HQ, Inc.(1) ........................................       66,125
   1,100     Timberland Co. -- Class A(1)..........................       74,869
   8,100     Timken Co. ...........................................      157,950
   2,800     Titan Corp.(1) .......................................       30,800
   4,700     Titan International, Inc. ............................       55,813
   2,900     Titanium Metals Corp. ................................       32,263
   2,000     TJ International, Inc. ...............................       62,000
   1,700     TNP Enterprises, Inc. ................................       61,625
   3,200     Toll Brothers, Inc.(1) ...............................       68,600
   8,600     Topps, Inc.(1) .......................................       62,619
   1,700     Toro Co. .............................................       66,938
   8,900     Total Renal Care Holdings(1) .........................      138,506
   6,100     Tower Automotive, Inc.(1) ............................      155,169
   2,100     Town and Country Trust ...............................       37,538
   1,500     Track Data Corp.(1) ..................................       21,188
   3,700     Trammell Crow Co.(1) .................................       60,819
   7,800     Trans World Airlines(1) ..............................       38,513
   5,650     Trans World Entertainment Corp.(1) ...................       63,563
   1,400     Transaction Network Services, Inc.(1) ................       40,950
   4,900     Transactions Systems Architects, Inc. -- Class A(1)...      191,100
   2,200     Transkaryotic Therapies, Inc.(1) .....................       72,600
   3,500     Transmontaigne Oil Co.(1) ............................       43,969
   3,000     Transwitch Corp. .....................................      142,125
   2,730     Tredegar Industries, Inc. ............................       59,378
   1,400     Trenwick Group, Inc. .................................       34,519
   4,400     Trex Medical Corp.(1) ................................       26,400
   1,900     Triad Guaranty, Inc.(1) ..............................       34,081
   5,350     Triangle Bancorp, Inc. ...............................       90,616
   3,400     Triangle Pharmaceuticals, Inc. .......................       61,200
   2,700     Triarc Cos., Inc. -- Class A .........................       57,375
   2,900     Trimble Navigation Ltd. ..............................       37,338
   3,000     TriNet Corporate Realty Trust ........................       83,063
   6,700     Trinity Industries, Inc. .............................      224,450
     800     Triquint Semiconductor, Inc.(1) ......................       45,450
   2,500     Triumph Group, Inc.(1) ...............................       63,750
   1,300     Tropical Sportswear International Corp.(1) ...........       41,438
   4,500     True North Communications, Inc. ......................      135,000
   2,100     Trust Co. of New Jersey ..............................       49,350
   5,130     Trustco Bank Corp. ...................................      137,869
   2,400     TSI International Software ...........................       68,100
   5,300     Tuboscope, Inc.(1) ...................................       72,544
   8,800     Tupperware Corp. .....................................      224,400
   1,100     Tut Systems(1) .......................................       53,831
     800     Tweeter Home Entertainment(1) ........................       31,400
   5,100     Twinlab Corp.(1) .....................................       43,828
   3,400     Tyler Corp.(1) .......................................       23,375

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Small Cap Index Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------
  Shares                        Description                              Value
  ------                        -----------                              -----
   1,800     U.S. Bancorp, Inc. ...................................     $ 28,350
   5,500     U.S. Bioscience, Inc.(1) .............................       53,625
   7,900     U.S. Office Prods Co.(1) .............................       42,463
   1,800     U.S. Home Corp.(1) ...................................       63,900
   2,300     U.S. Lec Corp. -- Class A(1)..........................       51,750
   6,420     U.S. Oncology(1) .....................................       77,040
   1,700     U.S. Restaurant Properties, Inc. .....................       36,125
   3,400     U.S.B. Holding Co. ...................................       52,063
   6,900     UCAR International, Inc.(1) ..........................      174,225
   4,400     UGI Corp. ............................................       88,825
   2,200     UICI, Inc.(1) ........................................       60,775
   2,800     Ultratech Stepper, Inc.(1) ...........................       42,175
   1,981     UMB Financial Corp. ..................................       84,935
   9,500     Unicapital Corp.(1) ..................................       59,969
   6,600     Unifi, Inc.(1) .......................................      140,250
   1,500     Unifirst Corp. .......................................       27,563
   4,300     Unisource Energy Corp.(1) ............................       51,331
   5,500     United Asset Management Co. ..........................      125,125
   2,100     United Auto Group, Inc.(1) ...........................       21,525
   5,700     United Bankshares, Inc. ..............................      151,050
   2,700     United Community Financial Corp. .....................       39,656
  18,100     United Dominion Realty Trust .........................      212,675
   1,000     United Fire & Casualty Co. ...........................       26,000
   1,900     United Illuminating Co. ..............................       80,631
   2,150     United National Bancorp New Jersey ...................       51,063
   2,200     United Natural Foods, Inc.(1) ........................       54,450
   3,000     United Payors and United Providers, Inc.(1) ..........       69,563
      51     United Rentals, Inc.(1) ..............................        1,505
   4,900     United Stationers, Inc.(1) ...........................      107,800
     500     United Television, Inc. ..............................       52,438
   3,600     United Water Resources, Inc. .........................       81,675
   4,200     Unitrode Corp.(1) ....................................      120,488
   4,400     Universal Corp. ......................................      125,125
   7,900     Universal Foods Corp. ................................      166,888
   2,100     Universal Forest Products, Inc. ......................       45,150
   4,800     UNOVA, Inc.(1) .......................................       76,200
   1,300     Urban Outfitters, Inc.(1) ............................       32,663
   2,500     Urban Shopping Centers, Inc. .........................       78,750
   2,700     URS Corp.(1) .........................................       79,144
  11,200     USEC .................................................      166,600
   4,200     USFreightways Corp. ..................................      194,513
   1,800     USinternetworking, Inc.(1) ...........................       75,600
   7,261     UST Corp. ............................................      219,645
   1,800     UTI Energy Corp.(1) ..................................       29,813
   3,500     Vail Resorts, Inc.(1) ................................       61,250
   5,100     Valence Technology, Inc.(1) ..........................       37,613
   5,500     Valero Energy New ....................................      117,906
   3,700     Valhi, Inc. ..........................................       41,163
   2,500     Valmont Industries ...................................       42,578
   1,500     Value City Department Stores, Inc.(1) ................       18,375
     800     Value Line, Inc. .....................................       31,200
   2,500     Valuevision International, Inc. -- Class A(1).........       49,688


  Shares                        Description                              Value
  ------                        -----------                              -----
   3,500       Vantive Corp.(1) .................................       $ 40,031
   6,400       Varco International, Inc.(1) .....................         70,000
   2,200       Varian Inc.(1) ...................................         29,700
   3,100       Varian Medical Systems ...........................         78,275
   2,400       Varian Semiconductor Equipment Associates, Inc.(1)         40,800
   2,225       Varlen Corp. .....................................         90,113
   1,200       Veeco Instruments, Inc.(1) .......................         40,800
   1,800       Ventana Medical Systems, Inc.(1) .................         34,425
   7,300       Ventas ...........................................         39,238
   3,000       Veritas DGC, Inc.(1) .............................         54,938
   1,400       Verity, Inc.(1) ..................................         75,863
   3,400       Vertex Pharmaceuticals, Inc.(1) ..................         82,025
   2,000       Verticalnet, Inc.(1) .............................        210,000
   2,800       Veterinary Centers of America, Inc.(1) ...........         37,975
     800       Viatel, Inc.(1) ..................................         44,900
   2,100       Vical, Inc.(1) ...................................         25,463
   2,600       Vicor Corp.(1) ...................................         55,088
   5,000       Vintage Petroleum, Inc. ..........................         53,750
   3,500       Visio Corp.(1) ...................................        133,219
   2,200       Vistana, Inc.(1) .................................         34,650
   2,700       Visual Networks, Inc.(1) .........................         86,400
     800       Vital Signs, Inc. ................................         15,950
   3,900       Vlasic Foods International(1) ....................         28,519
   1,050       Volt Information Sciences, Inc.(1) ...............         24,019
   1,900       VWR Scientific Products Corp.(1) .................         69,706
   7,600       W.R. Grace & Co.(1) ..............................        139,650
   4,000       Wabash National ..................................         77,500
   1,700       Wackenhut Corp. ..................................         50,575
   1,400       Wackenhut Corrections Corp.(1) ...................         27,738
   3,300       Walden Residential Properties, Inc. ..............         70,950
   5,600       Wallace Computer Services, Inc. ..................        140,000
   5,700       Walter Industries, Inc.(1) .......................         73,744
   9,600       Washington Federal, Inc. .........................        215,400
   6,100       Washington Gas Light Corp. .......................        158,600
   4,700       Washington Real Estate Investment Trust ..........         79,606
   1,300       Washington Trust Bancorp .........................         23,400
     700       Waste Connections, Inc.(1) .......................         21,350
     800       Waste Industries, Inc.(1) ........................         14,300
   2,950       Watsco, Inc. .....................................         48,306
   2,200       Watts Industries, Inc. -- Class A ................         42,213
   7,170       Wausau Paper Mills Co.(1) ........................        129,060
   4,100       Wave Systems Corp.(1) ............................         77,900
   2,800       Wavo Corp.(1) ....................................         17,850
   1,800       WD-40 Co. ........................................         45,000
   2,000       Webb (Del E.) Corp.(1) ...........................         47,750
   5,000       Webster Financial Corp. ..........................        135,625
   2,600       Weeks Corp. ......................................         79,300
   3,500       Weingarten Realty Investment .....................        146,125
   5,600       Wellman, Inc. ....................................         89,250
   4,062       Werner Enterprises, Inc. .........................         84,287
   2,300       Wesley Jessen VisionCare(1) ......................         74,463
   3,700       West Coast Bancorp/Oregon ........................         64,750
   1,200       West Marine, Inc.(1) .............................         17,475
   1,808       West Pharmaceutical Services, Inc. ...............         70,964

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Small Cap Index Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------
  Shares                        Description                              Value
  ------                        -----------                              -----
   2,400       West Teleservices Corp.(1) .......................       $ 22,500
   5,268       Westamerica Bancorp ..............................        192,282
   2,700       WestBanco, Inc.(1) ...............................         81,000
   1,300       Westcorp, Inc. ...................................         14,625
   2,400       Westell Technologies -- Class A(1)................         16,725
   2,800       Western Bancorp ..................................        121,800
   5,600       Western Bank Puerto Rico .........................         73,150
   9,200       Western Digital Corp.(1) .........................         59,800
   3,600       Western Gas Resources, Inc. ......................         57,600
   3,900       Westfield America, Inc. ..........................         58,744
   2,300       Westinghouse Air Brake Co. .......................         59,656
   3,400       Westwood One, Inc.(1) ............................        121,338
   2,100       Wet Seal, Inc. -- Class A(1)......................         60,113
   1,800       WFS Financial, Inc.(1) ...........................         29,588
     750       White Mountain Insurance .........................        105,750
   3,100       Whitney Holding Corp. ............................        123,225
   2,200       Whittaker Corp.(1) ...............................         61,600
   3,000       Whole Foods Market, Inc.(1) ......................        144,188
   4,900       Wicor, Inc. ......................................        136,894
   5,500       Wind River Systems ...............................         88,344
   2,900       Windmere Corp.(1) ................................         48,938
   6,900       Wisconsin Central Transportation(1) ..............        130,238
   8,500       Witco Corp. ......................................        170,000
   4,300       WMS Industries, Inc.(1) ..........................         73,100
   1,900       Wolverine Tube, Inc.(1) ..........................         47,738
   5,500       Wolverine World Wide, Inc. .......................         77,000
   1,200       Woodward Governor Co. ............................         31,200
   4,800       World Access, Inc.(1) ............................         67,800
   6,300       World Color Press, Inc.(1) .......................        173,250
     800       Worldgate Communications(1) ......................         41,000
   7,400       Worthington Industries, Inc. .....................        121,638
   3,500       WPS Resources Corp. ..............................        105,000
   1,400       Wyman/Gordon Corp.(1) ............................         27,038
  21,800       Wyndham Hotels(1) ................................         98,100
   1,925       Wynn's International, Inc. .......................         35,492
   2,200       Xceed, Inc.(1) ...................................         48,125



  Shares                        Description                             Value
  ------                        -----------                             -----
       3,100     Xircom, Inc.(1) ..............................    $     93,194
       1,830     XL Capital Limited ...........................         103,395
       2,100     Xomed Surgical Supplies(1) ...................         102,244
       1,800     Xtra Corp.(1) ................................          82,688
       1,400     Yankee Energy System, Inc. ...................          55,563
       3,400     Yellow Corp.(1) ..............................          60,350
       1,200     Young Broadcasting Corp. -- Class A(1)........          51,075
       2,000     Zapata Corp.(1) ..............................          17,000
       3,200     Zebra Technologies Corp. -- Class A(1)........         123,000
       1,300     Zenith National Insurance Corp. ..............          32,013
                                                                   ------------
Total Common Stock (Cost $115,154,457) ........................     122,596,280
                                                                   ------------

                 SHORT TERM INSTRUMENTS - 6.7%
                 Mutual Fund - 6.3%
   8,018,827     Institutional Cash Management Fund ...........       8,018,827
                                                                   ------------

Principal
Amount
--------
                 U.S. Treasury Bills - 0.4%
$    135,000      4.24%, 7/22/99(2)............................         134,664
      10,000      4.32%, 7/22/99(2)............................           9,975
     340,000      4.957%, 7/22/99(2)...........................         339,181
                                                                   ------------
                                                                        483,820
                                                                   ------------
Total Short Term Instruments
(Cost $8,502,647) .............................................       8,502,647
                                                                   ------------
Total Investments
(Cost $123,657,104) ................................... 102.9%      131,098,927
Liabilities in Excess of Other Assets .................  (2.9)%      (3,620,773)
                                                        -----      ------------
Net Assets ............................................ 100.0%     $127,478,154
                                                        =====      ============
------------
(1) Non-income producing security.

(2) Held as collateral for futures contracts.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Small Cap Index Portfolio

Statement of Operations  For the six months ended June 30, 1999  (unaudited)
--------------------------------------------------------------------------------

Investment Income
   Dividends ...................................................................      $  1,580,475
   Interest ....................................................................             4,968
                                                                                      ------------
Total Investment Income ........................................................         1,585,443
                                                                                      ------------
Expenses
   Advisory Fees ...............................................................           156,452
   Administration and Services Fees ............................................            52,151
   Professional Fees ...........................................................            34,357
   Trustees Fees ...............................................................             2,037
   Miscellaneous ...............................................................               699
                                                                                      ------------
   Total Expenses ..............................................................           245,696
   Less: Fees Waived by Bankers Trust ..........................................          (141,132)
                                                                                      ------------
      Net Expenses .............................................................           104,564
                                                                                      ------------
Net Investment Income ..........................................................         1,480,879
                                                                                      ------------
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts
   Net Realized Loss from Investment Transactions ..............................        (3,308,923)
   Net Realized Gain from Futures Transactions .................................           160,258
   Net Change in Unrealized Appreciation/Depreciation on Investments ...........        10,235,760
   Net Change in Unrealized Appreciation/Depreciation on Futures Contracts .....           140,375
                                                                                      ------------
Net Realized and Unrealized Gain on Investments and Futures Contracts ..........         7,227,470
                                                                                      ------------
Net Increase in Assets from Operations .........................................      $  8,708,349
                                                                                      ============



--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                                  For the           For the
                                                                              six months ended     year ended
                                                                              June 30, 1999(1)  December 31, 1998
                                                                              ----------------  -----------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income  ..................................................  $     1,480,879    $    1,468,191
   Net Realized Gain (Loss) from Investment Transactions and
     Futures Contracts  ....................................................       (3,148,665)        7,604,735
   Net Change in Unrealized Appreciation/Depreciation on Investment
     Transactions and Futures Contracts  ...................................       10,376,135       (13,590,280)
                                                                              ---------------     -------------
Net Increase (Decrease) in Net Assets from Operations ......................        8,708,349        (4,517,354)
Capital Transactions
   Proceeds from Capital Invested  .........................................      163,598,014       159,794,939
   Value of Capital Withdrawn  .............................................     (189,093,232)      (80,420,161)
                                                                              ---------------     -------------
Net Increase (Decrease) in Net Assets from Capital Transactions  ...........      (25,495,218)       79,374,778
                                                                              ---------------     -------------
Total Increase (Decrease) in Net Assets ....................................      (16,786,869)       74,857,424
Net Assets
   Beginning of Period .....................................................      144,265,023        69,407,599
                                                                              ---------------     -------------
   End of Period ...........................................................  $   127,478,154    $  144,265,023
                                                                              ===============    ==============

-----------
(1) Unaudited.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Small Cap Index Portfolio

Financial Highlights
--------------------------------------------------------------------------------

Contained below are selected supplemental data and ratios to average net assets for periods indicated for the Small Cap Index Portfolio.

                                                                           For the years ended
                                                         For the six           December 31,           For the period
                                                        months ended       -------------------      July 1, 1996(2) to
                                                       June 30, 1999(1)      1998        1997        December 31, 1996
                                                       ----------------      ----        ----       ------------------
Supplemental Data and Ratios:
Net Assets, End of Period (000s omitted) ..............  $127,478          $144,265     $69,408         $   82,084
Ratios to Average Net Assets:
   Net Investment Income ..............................      1.31%(3)          1.45%       1.51%              1.70%(3)
   Expenses ...........................................      0.10%(3)          0.10%       0.10%              0.20%(3)
   Decrease Reflected in Above Expense Ratios Due
     to Expenses Reimbursed and/or Fees Waived
     by Bankers Trust .................................      0.13%(3)          0.15%       0.13%              0.12%(3)
Portfolio Turnover Rate ...............................       113%               86%         88%                16%

-----------
(1) Unaudited.

(2) The Fund's inception date

(3) Annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Small Cap Index Portfolio

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Note 1 -- Organization and Significant Accounting Policies.

A.  Organization

The Small Cap Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on January 24, 1996 as an unincorporated trust under the laws of New York, and commenced operations on July 1, 1996. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue shares of beneficial interest in the Portfolio.

B.  Security Valuation

The Portfolio's investments are valued each business day by an independent pricing service approved by the Trustees. Securities traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the closing price of the security traded on that exchange prior to the time when the Portfolio assets are valued each day. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C.  Security Transactions and Interest Income

Security transactions are accounted for on a trade date basis. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security and foreign currency transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D.  Repurchase Agreements

The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisors, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

E. Option Contracts

The Portfolio may enter into option contracts. Upon the purchase of a put option or a call option by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily to reflect the current market value. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, it will realize a gain or loss depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security, which the Portfolio purchases upon exercise, will be increased by the premium originally paid.

F. Futures Contracts

The Portfolio may enter into financial futures contracts, which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in the financial futures contracts is designed to closely replicate the benchmark index used by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

G. Federal Income Taxes

The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

H. Other

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2 -- Fees and Transactions with Affiliates

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05% of the Portfolio's average daily net assets. For the six months ended June 30, 1999, Administration and Services fees amounted to $52,151, of which $5,005 was payable at June 30, 1999.

--------------------------------------------------------------------------------
Small Cap Index Portfolio

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.15% of the Portfolio's average daily net assets. For the six months ended June 30, 1999, advisory fees amounted to $156,452, of which $15,014 was payable at June 30, 1999.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.10% of the average daily net assets of the Portfolio. For the six months ended June 30, 1999, expenses of the Portfolio have been reduced by $141,132.

The Portfolio may invest in the BT Institutional Cash Management Fund (the "Fund"), an open-end management investment company managed by Bankers Trust Company (the "Company"). The Fund is offered as a cash management option to the Portfolio and other accounts managed by the Company. Distributions from the Fund to the Portfolio as of June 30, 1999 amounted to $118,184 and are included in dividend income.

The Portfolio is a participant with other affiliated entities in a revolving credit facility in the amount of $100,000,000, which expires April 29, 2000. A commitment fee of .10% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facility will bear interest at a rate per annum equal to the Federal Funds Rate plus .50%. No amounts were drawn down or outstanding under the credit facility as of and for the six months ended June 30, 1999.

Bankers Trust Company is a wholly owned subsidiary of Bankers Trust Corporation. In November 1998 Bankers Trust Corporation ("BT Corp.") and Deutsche Bank AG ("Deutsche Bank") entered into an Agreement and Plan of Merger which was consummated on June 4, 1999. As a result of the transaction, BT Corp. became a wholly-owned subsidiary of Deutsche Bank.

Note 3--Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 1999, were $198,307,979 and $224,184,499, respectively. For federal income tax purposes, the tax basis of investments held at June 30, 1999 was $128,822,303. The aggregate gross unrealized appreciation was $27,042,150, and the aggregate gross unrealized depreciation was $24,765,526 for all investments as of June 30, 1999.

Note 4--Futures Contracts

A summary of obligations under these financial instruments at June 30, 1999 is as follows:

                                                         Market          Unrealized
Type of Future   Expiration   Contracts    Position       Value         Appreciation
--------------   ----------   ---------    --------      ------         ------------
Russell 2000
  Index Futures  Sept. 1999      40          Long     $9,240,000          $271,650


Note 5--Net Assets

Paid-in Capital ................................................... $119,764,681

Unrealized Appreciation on Investments
  and Futures  ....................................................    7,713,473
                                                                    ------------
Total Net Assets  ................................................. $127,478,154
                                                                    ============

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


Investment Advisor and Administrator of the Portfolio
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006

Distributor
ICC DISTRIBUTORS, INC.
Two Portland Square
Portland, ME 04101

Custodian and Transfer Agent
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006

Independent Accountants
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, MD 21201

Counsel
WILLKIE FARR & GALLAGHER
787 7th Avenue
New York, NY 10019


                                     [LOGO]



For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write
to us at:                      BT Service Center
                               P.O. Box 419210
                               Kansas City, MO 64141-6210
or call our toll-free number:  1-800-368-4031



This report must be preceded or accompanied by a current prospectus for the Fund.



Small Cap Index Fund          CUSIP #05576L882
BT Institutional Funds        513SA (6/99)



Distributed by:
ICC Distributors, Inc.
Two Portland Square
Portland, ME 04101